USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881

Dear Allianz Life and Preferred Life Variable Life Policy or Variable Annuity Contract Owner:

         The Board of Trustees of the mutual funds listed above (each, an "Acquired Fund"), each of which is a series of the USAllianz Variable Insurance Products Trust (the "VIP Trust"), is pleased to submit a proposal to reorganize each Acquired Fund into a comparable mutual fund (an "Acquiring Fund") which is another series of the VIP Trust (in the case of the first three Acquired Funds listed above) or which is a series of the PIMCO Variable Insurance Trust (in the case of the last two Acquired Funds listed above).

         As the owner of a variable life insurance or variable annuity contract issued by Allianz Life Insurance Company of North America or Preferred Life Insurance Company of New York (a "Contract Owner"), you are an indirect participant in one or more of the Acquired Funds. Accordingly, we are asking you to indicate whether you approve or disapprove of the proposed reorganizations with respect to the Acquired Fund or Funds in which you participate by completing and returning the enclosed voting instruction form.

         The proposed reorganizations are being undertaken for two reasons. First, Allianz of America, Inc., which is the investment adviser to the AZOA funds listed above, has determined to exit the business of advising registered investment companies. In the case of these funds, the proposed reorganizations will enable you to continue your investment in a similar fund which is advised by another investment adviser. In each case, this investment adviser is part of the same corporate family as Allianz of America, Inc., though in some cases there are unaffiliated sub-advisers. Second, each of the Acquired Funds is relatively small. Thus, combining its assets with those of its corresponding Acquiring Fund may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size.

         THE BOARD OF TRUSTEES OF THE VIP TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH ACQUIRED FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

         The Board considered various factors in reviewing the proposed reorganizations on behalf of Acquired Fund shareholders, including, but not limited to, the following:

        o The Board considered the fact that the respective Acquiring Funds have investment objectives and, except as described in the accompanying prospectus/proxy statement, investment policies that are substantially similar to those of their corresponding Acquired Funds. Thus, if the proposed reorganizations are approved, the fundamental nature of your investment will not change. (The similarities and differences between the Acquired Funds and their corresponding Acquiring Funds are discussed in detail in the accompanying prospectus/proxy statement, which you should read carefully.)

        o Because the combinations will result in each reorganized fund having a larger asset base, the Board believes the reorganizations will provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size. Each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form.

        o Contract Owners whose funds are invested in the Acquired Funds will not bear the expenses associated with the reorganizations. Instead, USAllianz Advisers, LLC or its affiliates will bear these expenses.

        o The reorganizations are not expected to qualify as tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganizations will not be taxable events for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganizations being taxable or as a result of a judicial determination or administrative determination that the reorganizations, although treated by the parties as taxable, in fact were tax-free.

        o In approving the proposed combinations, the Board noted that (i) the after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and (ii) the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. (Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios.) However, the Board also noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these two instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth Fund has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         If the proposal is approved, each Acquiring Fund will acquire all of the assets of its corresponding Acquired Fund in exchange for newly-issued Acquiring Fund shares. These Acquiring Fund shares in turn will be distributed pro rata to Acquired Fund shareholders in complete liquidation of the Acquired Fund. In order to accomplish the proposed reorganizations, the Board of Trustees of the Acquired Funds submits for your approval an Agreement and Plan of Reorganization ("Plan") that relates to your Acquired Fund.

         Whether or not you plan to attend the meeting, please complete, sign and return the enclosed voting instructions form(s) so that your vote may be counted. A postage-paid envelope is enclosed for this purpose. If you are a Contract Owner with respect to more than one Acquired Fund, you will receive more than one voting instruction form and will need to vote your shares of each Fund. Following this letter is a Q&A summarizing the reorganizations and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

         Thank you for your prompt attention and participation.

                                                Sincerely,


                                                /s/ Christopher Pinkerton
                                                -------------------------------
                                                Christopher Pinkerton
                                                President

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                                    PROXY Q&A

         The following is important information to help you understand the proposal on which you are being asked to vote. PLEASE READ THE ENTIRE PROSPECTUS/PROXY STATEMENT.

WHY IS THE REORGANIZATION BEING PROPOSED?

         For two reasons. First, Allianz of America, Inc., which is the investment adviser to four of the Acquired Funds, has determined to exit the business of advising registered investment companies. In the case of these funds, the proposed reorganization will enable you to continue your investment in a similar fund which is advised by another investment adviser. In each case, this investment adviser is part of the same corporate family as Allianz of America, Inc., though in some cases there are unaffiliated sub-advisers.

         Second, each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form. Thus, combining its assets with those of its corresponding Acquiring Fund may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size.

         Your Board of Trustees has determined that the reorganization is in the best interests of Acquired Fund shareholders and recommends that you vote FOR the reorganization.

WILL THE EXPENSES OF THE FUND OR FUNDS IN WHICH I PARTICIPATE INCREASE AS A RESULT OF THE REORGANIZATION?

         The after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. However, in approving the proposed reorganization, the Board of Trustees of these two Acquired Funds noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth Fund has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios as a result of the proposed reorganization.

WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?

         Shareholders and Contract Owners of the Acquired Funds will NOT bear these expenses. Instead, USAllianz Advisers, LLC or its affiliate will bear these expenses.

WILL I INCUR TAXES AS A RESULT OF THE REORGANIZATION?

         The reorganization is not expected to qualify as a tax-free reorganization for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the reorganization being taxable or as a result of a judicial determination or administrative determination that the reorganization, although treated by the parties as taxable, in fact was tax-free.

         Contract Owners should consult their own tax advisers concerning any possible state income tax consequences of the reorganization.

WHEN WILL THE REORGANIZATIONS BECOME EFFECTIVE?

         If shareholder approval is obtained, the reorganizations is scheduled to be effective on or about November 15, 2002.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

         No. Upon shareholder approval of the reorganization the Acquired Fund shares that fund benefits under your variable annuity or variable life insurance contract automatically will be exchanged for shares of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the reorganization.

WHEN SHOULD I VOTE?

         Please vote as soon as possible, by completing, signing and returning the enclosed voting instruction form(s). A postage-paid envelope is enclosed for this purpose.

                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

         A Special Meeting of Shareholders of each of the mutual funds listed above (each an "Acquired Fund") will be held on November 13, 2002, at 10:00 a.m., Eastern Time at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, for the following purposes:

                  1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN EACH ACQUIRED FUND, EACH OF WHICH IS A SERIES OF THE USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "VIP TRUST"), AND ANOTHER COMPARABLE MUTUAL FUND (EACH AN "ACQUIRING FUND") WHICH IS ANOTHER SERIES OF THE VIP TRUST (IN THE CASE OF THE FIRST THREE ACQUIRED FUNDS LISTED ABOVE) OR WHICH IS A SERIES OF THE PIMCO VARIABLE INSURANCE TRUST (IN THE CASE OF THE LAST TWO ACQUIRED FUNDS LISTED ABOVE). PURSUANT TO THE PLAN, THE APPLICABLE ACQUIRING FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE CORRESPONDING ACQUIRED FUND IN EXCHANGE SOLELY FOR SHARES OF THE ACQUIRING FUND, WHICH WILL BE DISTRIBUTED PRO RATA BY THE ACQUIRED FUND TO ITS SHAREHOLDERS IN COMPLETE LIQUIDATION OF THE ACQUIRED FUND.

                  2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

Dated:  October 4, 2002   By Order of the Board of Trustees,


                          /s/  Michael J. Radmer
                          -----------------------------------------------------
                          Michael J. Radmer
                          Secretary

         Shareholders of record at the close of business on September 20, 2002 are entitled to vote at the meeting.

         Each Acquired Fund issues and sells its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life Insurance Company of North America ("Allianz Life"), and to Preferred Life Variable Account C, which is a separate account of Preferred Life Insurance Company of New York ("Preferred Life"). (Allianz Life Variable Account A, Allianz Life Variable Account B, and Preferred Life Variable Account C are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. As the owners of the assets held in the Separate Accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, pursuant to applicable laws, contracts, or other arrangements, Allianz Life and Preferred Life vote outstanding shares of the Acquired Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Notice is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Acquired Funds as of the record date, so that they may instruct Allianz Life and Preferred Life how to vote the shares of the Acquired Funds underlying their contracts.

         YOU CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED VOTING INSTRUCTION FORM.

                           PROSPECTUS/PROXY STATEMENT

                                 OCTOBER 4, 2002

                                ACQUIRING FUNDS:

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                      USAZ VAN KAMPEN EMERGING GROWTH FUND
                      USAZ TEMPLETON DEVELOPED MARKETS FUND
          (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                            TELEPHONE: 1-877-833-7113

                          PIMCO TOTAL RETURN PORTFOLIO
                  (A SERIES OF PIMCO VARIABLE INSURANCE TRUST)

                       840 NEWPORT CENTER DRIVE, SUITE 300
                         NEWPORT BEACH, CALIFORNIA 92660
                            TELEPHONE: 1-800-927-4648

                                 ACQUIRED FUNDS:

                           USAZ STRATEGIC GROWTH FUND

                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND
         (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                            TELEPHONE: 1-877-833-7113

         This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the shares of the mutual fund that currently serves as a funding vehicle for your variable annuity or variable life insurance contract (each an "Acquired Fund") would be exchanged for shares of a similar mutual fund (each an "Acquiring Fund"). The Acquiring Funds are named above and are series of USAllianz Variable Insurance Products Trust (the "VIP Trust") or of PIMCO Variable Insurance Trust (the "PIMCO Trust" or "PVIT"), as indicated above. The Acquired Funds also are named above and are series of the VIP Trust.

         The Acquired Funds issue and sell their shares to separate accounts of Allianz Life Insurance Company of North America ("Allianz Life") and Preferred Life Insurance Company of New York ("Preferred Life"). These separate accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. Each separate account has subaccounts which invest in the different

Acquired Funds and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Allianz Life and Preferred Life ("Contract Owners") allocate the value of their contracts among these subaccounts. As such, Contract Owners may be indirect participants in the Acquired Funds. However, as the owners of the assets held in the separate accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds.

         Each Acquired Fund and Acquiring Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Acquired Fund, an Acquiring Fund with substantially similar investment objectives and investment policies (except as described below) would acquire all of the assets of your Acquired Fund, and Acquiring Fund shares would be distributed pro rata by the Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund. As a result of the Plan, each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Acquired Fund. For the name of the Acquiring Fund into which your Acquired Fund would be reorganized, see "Summary-About the Proposed Reorganization." For a comparison of the investment objectives of the Acquired Funds and the Acquiring Funds and a summary of their investment policies and strategies, see "Summary-Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Acquired Funds and Acquiring Funds."

         THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

         You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated October 4, 2002 relating to this Prospectus/Proxy Statement, which is incorporated herein by reference. A copy of the Statement of Additional Information has been filed with the Securities and Exchange Commission and is available without charge by writing or calling the VIP Trust at the address and telephone number shown above.

         The following documents, which include more information about the Acquiring and the Acquired Funds, also are incorporated by reference into this Prospectus/Proxy Statement. Contract Owners have been provided, or will be provided, with a current prospectus for the Acquiring Fund, which gives a detailed description of Acquiring Fund policies, strategies and limitations. In addition, the following documents have been filed with the Securities and Exchange Commission and are available without charge by writing or calling the Acquiring Funds at the address and telephone numbers shown above:

     o Prospectus dated May 1, 2002 for the shares of the VIP Trust (SEC File Nos. 811-09491/333-83423).

     o Prospectus dated May 1, 2002 for the shares of the PIMCO Trust (SEC File Nos. 811-08399/333-37115).

     o The VIP Trust's Annual Report for the fiscal year ended December 31, 2001, filed with the SEC on March 5, 2002 (SEC File No. 811-09491).

     o The PIMCO Trust's Annual Report for its Total Return Portfolio (then known as Total Return Bond Portfolio), Administrative Class Shares, for the fiscal year ended December 31, 2001, filed with the SEC on March 7, 2002 (SEC File No. 811-08399).

     o The VIP Trust's Semi-Annual Report for the period ended June 30, 2002, filed with the SEC on August 29, 2002 (SEC File No. 811-09491).

     o The PIMCO Trust's Semi-Annual Report for its Total Return Portfolio, Administrative Class Shares, for the period ended June 30, 2002, filed with the SEC on August 28, 2002 (SEC File No. 811-08399).

         This Prospectus/Proxy Statement was first mailed to Contract Owners the week of October 7, 2002.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

                                                                                                Page

SUMMARY............................................................................................1
         About the Proposed Reorganization.........................................................1
         Comparative Fee Tables....................................................................1
         Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the
              Acquired Funds and Acquiring Funds...................................................5
         Comparison of Potential Risks and Rewards:  Performance Information......................13
         Comparison of Operations.................................................................21
         Tax Consequences.........................................................................23

INFORMATION ABOUT THE REORGANIZATION..............................................................24
         Considerations by the Board of Trustees of the Acquired Funds............................24
         Description of the Plan of Reorganization................................................26
         Federal Income Tax Consequences..........................................................26
         Comparative Information on Shareholder Rights and Obligations............................27
         Capitalization...........................................................................28

INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS......................................30
         Acquiring Funds..........................................................................30
         Acquired Funds...........................................................................30

VOTING INFORMATION................................................................................31
         Outstanding Shares and Voting Requirements...............................................32
         Other Matters............................................................................32
         Board Recommendation.....................................................................32

FORM OF AGREEMENT AND PLAN OF REORGANIZATION - APPENDIX A........................................A-1


                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement or incorporated by reference therein, and to the Plan. A form of the Plan is attached as Appendix A to this Prospectus/Proxy Statement.

ABOUT THE PROPOSED REORGANIZATIONS

         The Board of Trustees of the USAllianz Variable Insurance Products Trust (the "VIP Trust") has voted to recommend approval of the Plan to shareholders of each Acquired Fund, each of which is a series of the VIP Trust. Under the Plan, each Acquiring Fund would acquire all of the assets of the corresponding Acquired Fund in exchange for the Acquiring Fund's shares, which then will be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation and dissolution of the Acquired Fund (each a "Reorganization," and collectively, the "Reorganizations"). As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of shares of the corresponding Acquiring Fund having a total net asset value equal to the total net asset value of such shareholder's holdings in the Acquired Fund on the date of the Reorganization.

         The Reorganization is not expected to qualify as a tax-free reorganization for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the Reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganization being taxable or as a result of a judicial determination or administrative determination that the Reorganization, although treated by the parties as taxable, in fact was tax-free.

         The following chart shows the Acquiring Fund into which each Acquired Fund will be reorganized if the Reorganization is approved. Each Acquired Fund, and three Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) offer a single class of shares. PVIT Total Return Portfolio, which is the Acquiring Fund with respect to two of the Acquired Funds, offers both Administrative Class and Institutional Class shares. Shareholders of these two Acquired Funds will receive Administrative Class shares of PVIT Total Return Portfolio in the Reorganization. For these two Reorganizations, the Acquired Fund shares bear a 25 basis point 12b-1 fee and no shareholder servicing fee, whereas the Acquiring Fund's Administrative Class shares bear no 12b-1 fee and a 15 basis point shareholder servicing fee.

           ACQUIRED FUND               CORRESPONDING ACQUIRING FUND

   USAZ Strategic Growth Fund        USAZ Van Kampen Aggressive Growth Fund
   AZOA Growth Fund                  USAZ Van Kampen Emerging Growth Fund
   AZOA Global Opportunities Fund    USAZ Templeton Developed Markets Fund
   AZOA Fixed Income Fund            PVIT Total Return Portfolio
   AZOA Diversified Assets Fund      PVIT Total Return Portfolio

COMPARATIVE FEE TABLES

         The Acquired Funds and the Acquiring Funds, like all mutual funds, incur certain expenses in their operations, and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration, and other activities. The following tables
(a) compare the fees and expenses as of December 31, 2001 for each Acquired Fund and its corresponding Acquiring Fund, and (b) show the estimated fees and expenses for the Acquiring Funds on a pro forma basis as of that date after giving effect to the Reorganization. The tables do not reflect the fees and expenses associated with the variable annuity and variable life insurance contracts for which the Acquired Funds and Acquiring Funds serve as investment vehicles.

                                                                                                 USAZ VAN KAMPEN
                                                                         USAZ VAN KAMPEN       AGGRESSIVE GROWTH
                                                   USAZ STRATEGIC            AGGRESSIVE           FUND ESTIMATED
                                                     GROWTH FUND            GROWTH FUND              COMBINED

SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
   Purchases..................................           N/A                    N/A                    N/A
Maximum Deferred Sales Charge (Load)..........           N/A                    N/A                    N/A

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fees...............................           0.95%                 0.90%                   0.90%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           2.62%(1)              2.69%(1)                1.79%
Total Annual Fund Operating Expenses..........           3.82%(2)              3.84%(3)                2.94%(3)
..........
(1)   Expenses have been restated to reflect current fees.
(2)   Expenses net of waivers/reimbursements are 1.10%.  The investment adviser is not obligated to continue the current fee waiver in effect beyond May 1, 2004.
(3)   Expenses net of waivers/reimbursements are 1.25%.  The investment adviser is not obligated to continue the current fee waiver in effect beyond May 1, 2004.

                                                                                                 USAZ VAN KAMPEN
                                                                          USAZ VAN KAMPEN        EMERGING GROWTH
                                                        AZOA                  EMERGING            FUND ESTIMATED
                                                     GROWTH FUND            GROWTH FUND              COMBINED

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
   Purchases..................................           N/A                    N/A                    N/A
Maximum Deferred Sales Charge (Load)..........           N/A                    N/A                    N/A

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fees...............................           0.75%                 0.85%                   0.85%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           0.95%(1)              1.35%(1)                0.79%
Total Annual Fund Operating Expenses..........           1.95%(2)              2.45%(3)                1.89%(3)
..........
(1)  Expenses have been restated to reflect current fees.
(2)  Expenses net of waivers/reimbursements are 0.90%.  The investment adviser has no obligation to continue fee waivers.
(3)  Expenses net of waivers/reimbursements are 1.10%.  The investment adviser is not obligated to continue the current fee waiver in effect beyond May 1, 2004.

                                                                                                  USAZ TEMPLETON
                                                                           USAZ TEMPLETON       DEVELOPED MARKETS
                                                     AZOA GLOBAL             DEVELOPED            FUND ESTIMATED
                                                 OPPORTUNITIES FUND         MARKETS FUND             COMBINED

SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
   Purchases..................................           N/A                    N/A                    N/A
Maximum Deferred Sales Charge (Load)..........           N/A                    N/A                    N/A

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fees...............................           0.95%                 0.875%                  0.875%
Distribution and/or Service (12b-1) Fees......           0.25%                 0.25%                   0.25%
Other Expenses................................           1.60%(1)              2.20%(1)                1.30%
Total Annual Fund Operating Expenses..........           2.80%(2)              3.33%(3)                2.43%(3)
                  .........
(1)  Expenses have been restated to reflect current fees.
(2)  Expenses net of waivers/reimbursements are 1.50%.  The investment adviser has no obligation to continue fee waivers.
(3)  Expenses net of waivers/reimbursements are 1.25%.  The investment adviser is not obligated to continue the current fee waiver in effect beyond November 1, 2004.

                                                                                                          PVIT
                                                                                                      TOTAL RETURN
                                                                       AZOA             PVIT           PORTFOLIO
                                                  AZOA FIXED       DIVERSIFIED      TOTAL RETURN       ESTIMATED
                                                  INCOME FUND      ASSETS FUND      PORTFOLIO(1)     COMBINED(1)(2)

SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on
   Purchases..................................        N/A              N/A              N/A               N/A
Maximum Deferred Sales Charge (Load)..........        N/A              N/A              N/A               N/A

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fees...............................        0.50%           0.55%             0.25%            0.25%
Distribution and/or Service (12b-1) Fees......        0.25%           0.25%             0.15%            0.15%
Other Expenses................................        0.54%(3)        0.72%(3)          0.25%            0.25%
Total Annual Fund Operating Expenses..........        1.29%(4)        1.52%(5)          0.65%            0.65%
..........
(1)      Administrative Class shares.
(2)      If only AZOA Fixed Income Fund or only AZOA Diversified Assets Fund completed its reorganization into PVIT Total Return Portfolio, the
         "Estimated Combined" figures set forth in this table would not change.

(3)      Expenses have been restated to reflect current fees.
(4)      Expenses net of waivers/reimbursements are 0.75%.  The investment adviser has no obligation to continue fee waivers.
(5)      Expenses net of waivers/reimbursements are 1.00%.  The investment adviser has no obligation to continue fee waivers.

EXAMPLES

         The following examples are intended to help you compare the cost of investing in each Acquired Fund with the cost of investing in the corresponding Acquiring Fund. The examples are based on the expense tables above.

         The figures set forth in the examples below with respect to PVIT Total Return Portfolio pertain to that fund's Administrative Class shares. If only AZOA Fixed Income Fund or only AZOA Diversified Assets Fund completed its reorganization into PVIT Total Return Portfolio, the "Pro Forma Combined" figures set forth in the examples below pertaining to those reorganizations would not change.

         The examples assume that a shareholder invests $10,000 in each fund for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. Each example assumes that a shareholder's investment has a 5% return each year and that all dividends and distributions are reinvested. The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds serve as investment vehicles. If these expenses were included, the expenses in the example below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
USAZ Strategic Growth Fund......................................    $112(a)       $915       $1,738      $3,880
USAZ Van Kampen Aggressive Growth Fund..........................    $127(b)       $933       $1,758      $3,906
Pro Forma Combined..............................................    $127(c)       $750       $1,399      $3,141
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Growth Fund................................................     $198         $612       $1,052      $2,275
USAZ Van Kampen Emerging Growth Fund............................    $112(d)       $634       $1,183      $2,684
Pro Forma Combined..............................................    $112(e)       $517        $948       $2,147
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Global Opportunities Fund..................................     $283         $868       $1,479      $3,128
USAZ Templeton Developed Markets Fund...........................    $127(f)       $621       $1,362      $2,580
Pro Forma Combined..............................................    $127(g)       $524       $1,075      $2,580
                                                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
                                                                    ------      -------     -------     --------
AZOA Fixed Income Fund..........................................     $131         $409        $708       $1,556
AZOA Diversified Assets Fund....................................     $155         $480        $829       $1,813
PVIT Total Return Portfolio.....................................      $66         $210        $367        $822
Pro Forma Combined..............................................      $66         $210        $367        $822


                                                                4

(a) Amount is net of waivers.  Had fees not been waived, the cost would have been $384.
(b) Amount is net of waivers.  Had fees not been waived, the cost would have been $386.
(c) Amount is net of waivers.  Had fees not been waived, the cost would have been $297.
(d) Amount is net of waivers.  Had fees not been waived, the cost would have been $248.
(e) Amount is net of waivers.  Had fees not been waived, the cost would have been $192.
(f) Amount is net of waivers.  Had fees not been waived, the cost would have been $336.
(g) Amount is net of waivers.  Had fees not been waived, the cost would have been $246.


COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE ACQUIRED FUNDS AND ACQUIRING FUNDS

         This section contains tables comparing the investment objectives, policies, strategies and principal risks of each Acquired Fund and the Acquiring Fund into which it would be reorganized. The investment objectives of each Acquired Fund are substantially similar to those of its corresponding Acquiring Fund. The investment objectives of each Acquired Fund (other than the USAZ Strategic Growth Fund, as described below) and of each Acquiring Fund is "fundamental," which means that they can be changed only with the approval of that fund's shareholders. The investment objective of USAZ Strategic Growth Fund is "non-fundamental," which means that it can be changed by the fund's Board of Trustees without shareholder approval.

         The Acquiring Fund Prospectus that accompanies this Prospectus/Proxy Statement gives a more detailed description of Acquiring Fund policies, strategies and limitations. In addition, each Acquiring Fund is subject to certain additional investment policies and limitations which are described in its Statement of Additional Information.

         USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        USAZ Strategic Growth Fund:  Long-term capital appreciation.
         --------------------------

o        USAZ Van Kampen Aggressive Growth Fund:  Capital growth.
         --------------------------------------

                              INVESTMENT STRATEGIES

o USAZ Strategic Growth Fund: This fund normally invests at least 65% of its total assets in equity securities of all capitalizations, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The fund invests primarily in "growth" stocks, focusing on those companies that exhibit rising earnings expectations or rising valuations.

         In selecting securities for investment, the fund generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions. The fund does not limit its investments to any single group or type of security. The fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical products lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

         The fund may borrow money to buy additional securities for its portfolio. It is permitted to invest up to 35% of its total assets in foreign securities, including emerging market securities, and it may use derivative instruments such as options and futures.

o USAZ Van Kampen Aggressive Growth Fund: This fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the fund's manager believes have an above-average potential for capital growth.

         In selecting securities for investment, the fund focuses primarily on equity securities of small- and medium-sized companies, although it may invest in securities of larger-sized companies that its manager believes have an above-average potential for capital growth. The fund's manager uses a "bottom-up" disciplined style of investing that emphasizes the analysis of individual stocks rather than economic and market cycles. The fund focuses on companies that exhibit rising earnings expectations or rising valuations, and it generally seeks companies that appear to be positioned to produce an attractive level of future earnings through the development of new products, services or markets or as a result of changing markets or industry conditions.

         The fund does not limit its investments to any single group or type of security. The fund may invest in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical products lines, markets or resources or unusual developments, such as mergers, liquidations, bankruptcies or leveraged buyouts.

         The fund is permitted to invest up to 25% of its total assets in foreign securities, including emerging market securities, and it may use derivative instruments such as options and futures.

                                 PRINCIPAL RISKS

o USAZ Strategic Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, capitalization risk, risk associated with the use of leverage, foreign and emerging markets risks, and derivative instruments risks. These risks are described in the paragraphs following the next bullet point.

o USAZ Van Kampen Aggressive Growth Fund: The principal risks of this fund are the same as those listed above for USAZ Strategic Growth Fund, except that this fund does not borrow to increase its securities holdings and therefore is not subject to risks associated with the use of leverage.

         MARKET RISK stems from the fact that the values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods, and stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities.

         SELECTION RISK is the chance that poor securities selection will cause a fund to underperform other funds with similar investment objectives.

         The RISKS ASSOCIATED WITH INVESTING IN GROWTH STOCKS reflect the fact that returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the stock markets generally. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. In addition, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.

         CAPITALIZATION RISK refers to the risks associated with investing in smaller-capitalization companies. Such companies may present additional risk because they have less predictable earnings, more volatile share prices and less liquid securities than large capitalization companies. Their securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

         The RISK ASSOCIATED WITH THE USE OF LEVERAGE is that the cost of a fund's borrowing money to purchase securities will exceed the returns on the securities purchased with such borrowings or that the securities purchased may actually go down in value. In the latter event, the fund's net asset value could decrease more quickly than if it had not borrowed.

         FOREIGN AND EMERGING MARKETS RISKS refer to risks arising from differences between foreign markets and companies and domestic ones. These risks include risks related to different accounting, legal and disclosure standards, different trading markets and practices, and trading in different currencies. In addition, investments in foreign emerging markets are subject to greater risk than those affecting foreign issuers generally, since emerging market countries often have political, legal and economic systems that are less developed and less stable than those of more developed nations. This makes such investments less liquid and more volatile.

         DERIVATIVE INSTRUMENTS RISKS refers to the risks associated with investing in instruments whose value depends on (or is derived from) the value of an underlying instrument, index or asset. These include the risks of an imperfect correlation between the value of a derivative instrument and the underlying instrument, index or asset; a default by the other party to a derivative transaction; losses from derivative transactions which partially or completely offset gains in portfolio positions; and limited liquidity in derivative instruments.

         AZOA GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        AZOA Growth Fund:  Long-term growth of capital.
         ----------------

o        USAZ Van Kampen Emerging Growth Fund:  Long-term capital appreciation.
         ------------------------------------

                              INVESTMENT STRATEGIES

o AZOA Growth Fund: This fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the fund invests primarily in equity securities of larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for investment.

         The manager uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial conditions, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the manager selects those securities which, in its judgment, may produce a return that exceeds the average for companies included in the S&P 500(R) Index.

o USAZ Van Kampen Emerging Growth Fund: This fund normally invests at least 65% of its total assets in common stocks of emerging growth companies. It may invest up to 25% of its total assets in foreign securities (not including ADRs, ADSs, or U.S. dollar-denominated securities of foreign issuers but including emerging market securities). The fund may also use derivative instruments such as options and futures.

                                 PRINCIPAL RISKS

o AZOA Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, and capitalization risk.

o USAZ Van Kampen Emerging Growth Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, foreign and emerging markets risks, and derivative instruments risks.

Each of these risks is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring Fund)-Principal Risks."

         AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        AZOA Global Opportunities Fund:  Long-term growth of capital.
         ------------------------------

o        USAZ Templeton Developed Markets Fund:  Long-term capital appreciation.
         -------------------------------------

                              INVESTMENT STRATEGIES

o AZOA Global Opportunities Fund: This fund normally invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights of U.S. and foreign issuers.

         Although the fund invests primarily in larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for purchases. Similarly, while companies whose principal trading markets are developed or industrialized countries are likely to be the fund's principal investments, the fund is not limited to such investments and will consider investing in securities of companies trading in emerging or developing markets. The fund may invest more than 25% of its total assets in a single country.

         The manager uses its own research and that of third parties to identify what it believes are attractive companies meeting the above sector descriptions. The manager then uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial condition, industry position, management, growth prospects, earnings estimates and other general economic and market conditions. Based upon the analysis of such factors, the manager selects those securities which, in its judgment, may produce a return that exceeds the average for companies included in the MSCI World Equity index, although the fund may be overweighted or underweighted in particular sectors or countries relative to this index.

         The fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying security positions when its manager believes that a foreign currency may suffer a decline against the U.S. dollar.

o USAZ Templeton Developed Markets Fund: This fund normally invests at least 80% of its net assets in equity securities of companies located in any developed country outside the U.S., including Western Europe, Australia, Canada, New Zealand, Hong Kong, Japan, Bermuda, and Singapore. At least 65% of the fund's total assets will be invested in issuers of at least three countries. The fund may invest a portion of its assets in smaller companies.

         When choosing equity investments for this fund, the manager applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

                                 PRINCIPAL RISKS

o AZOA Global Opportunities Fund: The principal risks of this fund are market risk, selection risk, risks associated with investing in growth stocks, and foreign and emerging markets risks.

o USAZ Templeton Developed Markets Fund: The principal risks of this fund are market risk, selection risk, foreign risk, the risks associated with value stocks, and capitalization risk.

Each of these risks, other than the risks associated with investing in value stocks, is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring
Fund)-Principal Risks."

         The RISKS ASSOCIATED WITH INVESTING IN VALUE STOCKS, which pertain to USAZ Templeton Developed Markets Fund, result from the "value" style of investing's emphasis on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market.

         AZOA FIXED INCOME FUND (ACQUIRED FUND), AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND).

                              INVESTMENT OBJECTIVES

o        AZOA Fixed Income Fund:  Maximize total return with secondary emphasis
         ----------------------
         on income.

o        AZOA Diversified Assets Fund:  Total return consistent with reduction
         ----------------------------
         of long-term volatility.

o        PVIT Total Return Portfolio:  Maximum total return, consistent with
         ---------------------------
         preservation of capital and prudent investment management.

                              INVESTMENT STRATEGIES

o AZOA Fixed Income Fund: This fund normally invests at least 80% of its total assets in fixed income securities rated within the four highest rating categories by a primary credit rating agency or, if unrated, which are determined by the fund's manager to be of comparable quality. Fixed income securities include U.S. Government securities, corporate debt securities, U.S. dollar denominated securities of foreign issuers, zero coupon and pay-in-kind securities, asset-backed securities, mortgage-backed securities (including stripped mortgage-backed securities), and taxable and tax-exempt municipal securities.

         The fund also may invest up to 20% of its total assets in debt securities determined by a primary credit rating agency to have a lower probability of being paid and have a credit rating lower than BBB by Standard & Poor's or Baa by Moody's or, if unrated, which are deemed of comparable quality by the fund's manager ("junk bonds").

         Under normal conditions, the fund intends to hold securities (other than money market securities) with maturities primarily between 1 and 30 years with an average maturity of between 5 and 13 years, when weighted according to the fund's holdings. However, securities with any maturity are eligible for purchase. At May 31, 2002, the weighted average maturity of the fund's holdings was 11.43 years.

o AZOA Diversified Assets Fund: This fund normally invests within certain percentages of its total assets for the following asset classes: 50-70% for fixed income securities; 20-40% in equity securities; and 0-20% in money market instruments. As of May 31, 2002, approximately 63.43% of the fund's total assets were in fixed income securities, 21.07% in equity securities, and 13.96% in money market instruments.

         The fixed income securities in which the fund invests include government and corporate bonds; mortgage-backed securities (including stripped mortgage-backed securities); and asset-backed securities. The fund invests primarily in bonds rated within the four highest long-term or two highest short-term rating categories or comparable quality unrated securities as determined by its manager. However, the fund may invest up to 20% of its total assets in high yield debt securities ("junk bonds"). Under normal market conditions, the fund intends to hold debt securities (other than money market instruments) with maturities between 1 and 10 years, but securities with any maturities are eligible for purchase. At May 31, 2002, the weighted average maturity of the fund's holdings of such debt securities was 6.75 years.

         The equity securities in which the fund invests include common stocks, preferred stocks, convertible securities, warrants and rights. The fund may invest in both U.S. issuers and foreign issuers whose securities are U.S. dollar denominated and are traded on a U.S. securities market. Although the fund invests primarily in equity securities of larger capitalization companies, it is not limited to such investments and may consider investing in securities of companies with varying market capitalizations if they otherwise meet the manager's criteria for investment. The manager uses a fundamental "bottom-up" approach to selecting securities for investment. Factors considered may include analysis of an issuer's financial conditions, industry position, management, growth prospects, earnings estimates and other general economic and market conditions.

         In approving the combination of AZOA Diversified Assets Fund into PVIT Total Return Portfolio, the Board of Trustees of AZOA Diversified Assets Fund noted that this fund normally invests from 20% to 40% of its assets in equity securities and the remainder of its assets in fixed income securities and money market instruments, whereas PVIT Total Return Portfolio invests principally in fixed income instruments and does not invest in equity securities. In this regard, the Board was advised by USAllianz Advisers, LLC that AZOA Diversified Assets Fund is virtually unique in seeking to invest the majority of its assets in fixed income investments and a minority in equity securities, and that PVIT Total Return Portfolio represents a reasonable "fit" for this fund because (i) both funds are managed with the primary objective of total return, and (ii) both funds seek to achieve this objective by investing primarily in fixed income securities. The Board also noted that Contract Owners with investments in AZOA Diversified Assets Fund who wish to continue some equity exposure are free to exchange some or all of their shares of this fund (or shares of PVIT Total Return Portfolio received in the combination of funds) for shares of several equity funds which are among the other investment options available under their Contracts, without incurring any sales charges or other expenses and without adverse tax consequences. There will be transaction costs associated with selling equity securities held by the AZOA Diversified Assets Fund in order to align the portfolio with the PVIT Total Return Portfolio. The Board believes the benefits of the combination, including potential efficiencies resulting from increased fund size, outweigh these additional costs.

o PVIT Total Return Portfolio: Under normal circumstances, this fund invests at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the fund normally varies within a three- to six-year time frame based on the manager's forecast for interest rates. At May 31, 2002, the weighted average maturity of the fund's holdings was 6.82 years.

         The fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or Standard & Poors or, if unrated, determined by the manager to be of comparable quality. The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. Unlike the AZOA Diversified Assets Fund, the fund does not invest in equity securities.

                                 PRINCIPAL RISKS

o AZOA Fixed Income Fund: The principal risks of this fund are market risk, selection risk, interest rate risk, credit risk, high yield risk, mortgage risk, and derivatives risk. Market risk, interest rate risk, credit risk and mortgage risk are described following these bullet points.

o AZOA Diversified Assets Fund: The principal risks of this fund are market risk, selection risk, interest rate risk, credit risk, high yield risk, mortgage risk, risks associated with investing in growth stocks, and capitalization risk.

o PVIT Total Return Portfolio: The principal risks of this fund are market risk, interest rate risk, credit risk, mortgage risk, derivatives risk, issuer risk, liquidity risk, currency risk, leveraging risk, management risk, and foreign investment risk.

Each of these risks, other than market risk, interest rate risk, credit risk, high yield risk, mortgage risk, issuer risk, liquidity risk, and currency risk, is described above under the sub-caption "-USAZ Strategic Growth Fund (Acquired
Fund) and USAZ Van Kampen Aggressive Growth Fund (Acquiring Fund)-Principal Risks."

         MARKET RISK in connection with equity securities stems from the fact that the values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or even extended periods, and stocks are more volatile and riskier than some other forms of investment, such as short-term, high-grade fixed income securities. Market risk related to fixed income securities means that the bond market in general fluctuates, which may affect the performance of any individual fixed income security.

         INTEREST RATE RISK stems from the likelihood that as interest rates rise, the value of fixed income securities held in a portfolio will decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

         CREDIT RISK is the risk that a fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

         HIGH YIELD RISK stems from the likelihood that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") will be subject to greater levels of interest rate, credit and liquidity risk than higher rated securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a fund's ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a fund may lose its entire investment.

         MORTGAGE RISK pertains to mortgage-backed securities, and refers to the fact that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because the fund will have to reinvest that money at the lower prevailing interest rates.

         ISSUER RISK exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the fund because it maybe unable to sell the illiquid securities at an advantageous time or place. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         LIQUIDITY RISK exists when particular investments are difficult to purchase or sell. A fund's investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or place. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

         CURRENCY RISK exists when a fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of rime for a number of reasons, including changes in interest rate, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a fund's investments in foreign currency-denominated securities may reduce the returns of the fund.

COMPARISON OF POTENTIAL RISKS AND REWARDS:  PERFORMANCE INFORMATION

         The bar charts and tables below compare the potential risks and rewards of investing in the Acquired Funds and the Acquiring Funds. Each bar chart provides an indication of the risks of investing in each fund by showing changes in the fund's performance from year to year for the last ten years or since the fund's inception. The tables show how each fund's average annual total returns for one year and three years (or since inception) compare to the returns of a broad-based market index. Figures in the bar charts and tables do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. Any such sales charges or other fees will lower a fund's performance. The figures assume reinvestment of dividends and distributions. Keep in mind past performance does not indicate future results.

         RISK/RETURN BAR CHARTS. The bar charts shown below show the variability of total returns on a calendar year-end basis for each Acquired Fund and its corresponding Acquiring Fund. For PVIT Total Return Portfolio, the total returns shown in the bar charts are those of Administrative Class shares.

         USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND).

         The USAZ Strategic Growth Fund and the USAZ Van Kampen Aggressive Growth Fund are new funds for which a full calendar year's performance is not yet available. Therefore, no bar charts are included regarding this particular fund reorganization.

         AZOA GROWTH FUND (ACQUIRED FUND) AND USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND).

         The USAZ Van Kampen Emerging Growth Fund is a new fund for which a full calendar year's performance information is not yet available, therefore, no bar chart is included for the fund. The following chart reflects the calendar-year total returns for the AZOA Growth Fund:


[The following table summarizes returns for the AZOA Growth Fund. This table is presented graphically in the prospectus]

Year Return
---------------
2001 -18.72%
2000 -10.28%


                  BEST QUARTER: 12.66% (quarter ended 12/31/01)
                 WORST QUARTER: -16.98% (quarter ended 3/31/01)

         AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND).

         The USAZ Templeton Developed Markets Fund is a new fund for which a full calendar year's performance information is not yet available, therefore, no bar chart is included for the fund. The following chart reflects the calendar-year total returns for the AZOA Global Opportunities Fund:

[The following table summarizes returns for the AZOA Global Opportunities Fund. This table is presented graphically in the prospectus]

Year    Return
---------------
2001    -23.57


                  BEST QUARTER: 7.99% (quarter ended 12/31/01)
                 WORST QUARTER: -16.82% (quarter ended 3/31/01)

         AZOA FIXED INCOME FUND (ACQUIRED FUND), AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND).

         Performance bar chart information for the PVIT Total Return Portfolio is included under the section "Performance Information" on pages 4 and 5 of the PVIT Total Return Portfolio prospectus dated May 1, 2002 and incorporated herein by reference. The following charts reflect the calendar-year total returns for the AZOA Fixed Income Fund and AZOA Diversified Assets Fund:

[The following table summarizes returns for the AZOA Fixed Income Fund. This table is presented graphically in the prospectus]

Year    Return
---------------
2001    7.54%
2000   11.71%



                   BEST QUARTER: 4.95% (quarter ended 9/30/01)
                 WORST QUARTER: -0.84% (quarter ended 12/31/01)

[The following table summarizes returns for the AZOA Diversified Assets Fund.
 This table is presented graphically in the prospectus]

Year    Return
---------------
2001    -0.43%
2000     3.51%

                  BEST QUARTER: 3.80% (quarter ended 12/31/01)
                  WORST QUARTER: -2.96% (quarter ended 9/30/01)

         AVERAGE ANNUAL TOTAL RETURN TABLES. The following tables show the Acquired Funds' and Acquiring Funds' average annual total returns over different periods ended December 31, 2001 and compares those returns to one or more broad-based market indexes. Total returns for the indexes shown do not reflect expenses or other fees the Securities and Exchange Commission requires to be reflected in the funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

                 USAZ STRATEGIC GROWTH FUND (ACQUIRED FUND) AND

             USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND (ACQUIRING FUND)

                 AGGREGATE TOTAL RETURN AS OF DECEMBER 31, 2001

                                                         SINCE
                                                       INCEPTION
                                                       (5/1/01)*

USAZ Strategic Growth Fund..........................    -7.30%
Russell 1000 Growth Index(1)........................   -10.69%
USAZ Van Kampen Aggressive Growth Fund..............   -19.00%
Russell Midcap Growth Index(2)......................    -8.64%
Russell 2500 Growth Index(3)........................    -3.38%
..........
*        Not annualized.
(1) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(2) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(3) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

                      AZOA GROWTH FUND (ACQUIRED FUND) AND
              USAZ VAN KAMPEN EMERGING GROWTH FUND (ACQUIRING FUND)

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                                AZOA GROWTH FUND

                                                                   SINCE
                                                                INCEPTION
                                                    1 YEAR      (11/9/99)

AZOA Growth Fund...............................      -18.72%       -20.86%
S&P 500 Stock Index(1).........................      -11.89%       -14.38%
Russell 1000 Growth Index(2)...................      -20.42%       -29.89%
Russell 1000 Index(3)..........................      -12.45%       -13.46%

                      USAZ VAN KAMPEN EMERGING GROWTH FUND

                                                                 SINCE
                                                               INCEPTION
                                                   1 YEAR       (5/1/01)*

USAZ Van Kampen Emerging Growth Fund...........        NA        -7.80%
Russell Midcap Growth Index(4).................        NA        -8.64%
Russell 2500 Growth Index(5)...................        NA        -3.38%


*        Not annualized.
(1) The S&P 500 Stock Index represents the performance of the large-capitalization equity market.
(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(3) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
(4) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.
(5) The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

               AZOA GLOBAL OPPORTUNITIES FUND (ACQUIRED FUND) AND
             USAZ TEMPLETON DEVELOPED MARKETS FUND (ACQUIRING FUND)

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                         AZOA GLOBAL OPPORTUNITIES FUND

                                                                     SINCE
                                                                    INCEPTION
                                                       1 YEAR       (2/1/00)

AZOA Global Opportunities Fund.....................     -23.57%       -35.03%
Morgan Stanley Capital International (MSCI)
World Index(1).....................................     -16.89%       -23.45%

                      USAZ TEMPLETON DEVELOPED MARKETS FUND

                                                                     SINCE
                                                                   INCEPTION
                                                       1 YEAR      (11/5/01)*

USAZ Templeton Developed Markets Fund..............          NA         2.50%
MSCI EAFE Index(2).................................          NA         4.31%

--------------------------
*        Not annualized.
(1) The Morgan Stanley Capital International (MSCI) World Index measures the performance of a diverse range of developed country global stock markets.
(2) The MSCI EAFE(R)Index measures the performance of developed market stock performance, excluding the US & Canada.

                     AZOA FIXED INCOME FUND (ACQUIRED FUND),
                AZOA DIVERSIFIED ASSETS FUND (ACQUIRED FUND), AND
                  PVIT TOTAL RETURN PORTFOLIO (ACQUIRING FUND)

               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                             AZOA FIXED INCOME FUND

                                                      SINCE
                                                     INCEPTION
                                        1 YEAR       (11/9/99)        3 YEARS

AZOA Fixed Income Fund................     7.54%        17.99%           NA
Lehman Brothers Government/
Credit Bond Index(1)..................     8.48%        19.84%           NA

                          AZOA DIVERSIFIED ASSETS FUND

                                                       SINCE
                                                     INCEPTION
                                          1 YEAR      (11/9/99)      3 YEARS

AZOA Diversified Assets Fund..........      -0.43%         5.96%           NA
Lehman Brothers Intermediate
Government/Credit Bond Index(2).......       8.93%        19.23%           NA
S&P 500 Stock Index(3)................     -11.89%       -14.38%           NA
90-day U.S. Treasury Bill.............       3.43%         5.03%           NA
Diversified Assets Customized
Blended Index(4)......................       3.21%         9.73%           NA

                           PVIT TOTAL RETURN PORTFOLIO

                                                        SINCE
                                                      INCEPTION

                                          1 YEAR      (12/31/97)     3 YEARS

PVIT Total Return Portfolio.............     8.37%         6.55%        5.88%
Lehman Brothers Aggregate Bond Index(5).     8.44%         6.88%        6.28%

--------------------------
(1) The Lehman Brothers Government/Credit Bond Index is generally comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt.

(2) The Lehman Brothers Intermediate Government/Credit Bond Index is generally comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt with maturities of one to ten years.
(3) The S&P 500 Stock Index represents the performance of the large-capitalization equity market.
(4) The Diversified Assets Customized Blended Index is a blended index created by Allianz of America, Inc. consisting of 65% of the Lehman Brothers Intermediate Government/Credit Bond Index, 25% of the S&P 500 Stock Index and 10% of the 90-day Treasury Bill.
(5) The Lehman Brothers Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income universe.

COMPARISON OF OPERATIONS

         INVESTMENT ADVISORY AGREEMENTS. USAllianz Advisers, LLC ("USAZ Advisers") serves as the investment manager for three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) and one of the Acquired Funds, the USAZ Strategic Growth Fund. USAZ Advisers is a subsidiary of Allianz AG Holding, one of the world's largest insurance and financial services companies. Allianz AG is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2001, Allianz AG had assets under management of more than $894 billion. In North America, Allianz AG subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses. USAZ Advisers had over $74 billion in assets under management as of December 31, 2001. USAZ Advisers supervises the activities of the investment sub-advisers described below. USAZ Advisers is principally located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

         Van Kampen Investment Advisory Corp. ("VKIAC") is the investment sub-adviser to one Acquiring Fund, the USAZ Van Kampen Aggressive Growth Fund. VKIAC is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen's assets under management or supervision as of December 31, 2001 were more than $73 billion. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. VKIAC's address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. Van Kampen Asset Management Inc. ("VKAM") is the investment sub-adviser to the related Acquired Fund, USAZ Strategic Growth Fund. VKAM is also a wholly owned subsidiary of Van Kampen, described above. VKAM's address is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555.

         VKAM is also the investment sub-adviser to one Acquiring Fund, the USAZ Van Kampen Emerging Growth Fund. Allianz of America, Inc. ("AZOA") is the investment adviser for the related Acquired Fund, the AZOA Growth Fund. AZOA is a registered investment adviser and was established in 1976. As of December 31, 2001, AZOA managed approximately $23.4 billion in fixed income, equity, private equity and real estate investments. AZOA is located at 55 Greens Farms Road, Westport, Connecticut 00881-5160. AZOA is a subsidiary of Allianz AG, described above.

          Templeton Investment Counsel, LLC ("TIC") is the investment sub-adviser for one Acquiring Fund, the USAZ Templeton Developed Markets Fund. TIC is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Assets under management by TIC as of December 31, 2001 were $18 billion. TIC's address is 500 E. Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394. AZOA, described above, is the investment sub-adviser for the related Acquired Fund, the AZOA Global Opportunities Fund.

         Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, serves as the investment adviser for one Acquiring Fund, the PVIT Total Return Portfolio pursuant to an investment advisory contract ("Advisory Contract") between PIMCO and the Trust. The PVIT Total Return Portfolio paid a advisory fee to PIMCO of .25% of net assets for the fiscal year ended December 31, 2001. PIMCO is a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM of America"), formerly PIMCO Advisors L.P. ADAM of America was organized as a limited partnership under Delaware law in 1987. ADAM of America's sole general partner is Allianz PacLife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. ADAM U.S. Holding LLC is a wholly-owned subsidiary of Allianz Dresdner Asset Management of America LLC which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly owned by Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz A.G. indirectly holds a controlling interest in Allianz Dresdner Asset Management of America L.P. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Dresdner Asset Management of America L.P. PIMCO's address is 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2002, PIMCO had approximately $253.8 billion in assets under management. AZOA, described above, is the investment adviser to the two related Acquired Funds, the AZOA Fixed Income Fund and AZOA Diversified Assets Fund. USAllianz Advisers, LLC, PIMCO and AZOA are affiliated.

         OTHER SERVICE PROVIDERS. Three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund and USAZ Templeton Developed Markets Fund) and all of the Acquired Funds have the same distributor, transfer agent, custodian, and independent accountants. The distributor and transfer agent for these funds is BISYS Fund Services Ohio, Inc. The custodian is Northern Trust Company and the independent accountant is KPMG LLP.

         The PVIT Total Return Portfolio, the Acquiring Fund with respect to the AZOA Fixed Income fund and AZOA Diversified Assets Fund, employs PIMCO Funds Distributors LLC as distributor. The fund's transfer agent is National Financial Data Services Inc. The fund's custodian is State Street Bank & Trust Company, and its independent accountant is PricewaterhouseCoopers LLP.

         In all cases, the types of services provided to the Acquiring Funds and the Acquired Funds under these service arrangements are substantially similar.

         PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) issue and sell their shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life, and to Preferred Life Variable Account C, which is a separate account of Preferred Life (the "VIP Separate Accounts"). The shares of the fourth Acquiring Fund (PVIT Total Return Portfolio) currently are sold to segregated asset accounts of insurance companies (the "PIMCO Separate Accounts") and also may be sold to qualified pension and retirement plans outside of the separate account context. The VIP Accounts and the PIMCO Separate Accounts hold shares of mutual funds, including the Acquired Funds and Acquiring Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by various life insurance companies.

         Shares of the Acquiring Funds are sold in a continuous offering to the VIP Separate Accounts and the PIMCO Separate Accounts. The VIP Separate Accounts and the PIMCO Separate Accounts purchase and redeem shares of the Acquiring Funds at net asset value without sales or redemption charges.

         For each day on which a fund's net asset value is calculated, the VIP Separate Accounts and PIMCO Separate Accounts transmit to the respective Acquired Fund or Acquiring Fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by the respective insurance company as of that day. The VIP Separate Accounts and PIMCO Separate Accounts purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order.

         Owners of the variable contracts issued by various life insurance companies and its affiliates may exchange shares only among those funds which are indicated in the respective variable contract prospectus.

         Effective May 1, 2002, the Acquired Funds are no longer available for purchase, except for the purpose of reinvestment of dividends. Additional information about the pricing, redemption, dividends and distributions, tax consequences, and distribution (12b-1) fees of the Acquired Funds is the same as and is included in the current prospectus of those Acquiring Funds which are a series of the VIP Trust (USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund and USAZ Templeton Developed Markets Fund).

         DIVIDENDS AND OTHER DISTRIBUTIONS. The VIP Accounts receive any dividends or distributions of the Acquired Funds and the VIP Accounts or the PIMCO Accounts, as the case may be, receive any dividends or distributions of the Acquiring Funds. The current policy of three of the Acquiring Funds (USAZ Van Kampen Aggressive Growth Fund, USAZ Emerging Growth Fund, and USAZ Templeton Developed Markets Fund) is to pay dividends from net investment income at least quarterly and to make distributions of realized capital gains, if any, at least once each year. The current policy of the fourth Acquiring Fund (PVIT Total Return Portfolio) is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

         The current policy of three Acquired Funds (USAZ Strategic Growth Fund, AZOA Global Opportunities Fund, and AZOA Growth Fund) is to pay dividends from net investment income at least semi-annually and make distributions of capital gains, if any, at least once each year. The current policy of two of the Acquired Funds (AZOA Diversified Assets Fund and AZOA Fixed Income Fund) is to pay dividends from net investment income monthly.

TAX CONSEQUENCES

         The Reorganizations are not expected to qualify as tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the Reorganizations will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganizations being taxable or as a result of a judicial determination or administrative determination that the Reorganizations, although treated by the parties as taxable, in fact was tax-free.

         Contract Owners should consult their own tax advisers concerning any possible state income tax consequences of the reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF TRUSTEES OF THE ACQUIRED FUNDS

         The Board of Trustees of the Acquired Funds believes that the proposed Reorganization is in the best interests of each Acquired Fund and its shareholders and that the interests of the Acquired Fund shareholders will not be diluted as a result of the Reorganization. The Board first considered engaging in such transactions with the Acquiring Funds at an in-person meeting of the Board of Trustees held on February 27, 2002. The Board approved the transactions at an in-person meeting of the Board held on May 29, 2002. In connection with this approval, the Board was advised by counsel to the Funds, and the independent trustees were advised by separate counsel to the independent trustees.

         In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Acquired Fund and that the interests of Acquired Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

     o The Board considered the fact that the respective Acquiring Funds have investment objectives and, except as described herein, investment policies that are substantially similar to those of their corresponding Acquired Funds. Thus, if the proposed Reorganizations are approved, the fundamental nature of your investment will not change.

          In this regard, the Board noted that AZOA Diversified Assets Fund normally invests from 20% to 40% of its assets in equity securities, and the remainder of its assets in fixed income securities and money market instruments. By contrast, the fund into which AZOA Diversified Assets Fund is proposed to be combined, PVIT Total Return Portfolio, invests principally in fixed income instruments, and does not invest in equity securities. In approving the combination of these two funds, the Board was advised by USAllianz Advisers, LLC that AZOA Diversified Assets Fund is virtually unique in seeking to invest the majority of its assets in fixed income investments and a minority in equity securities, and that PVIT Total Return Portfolio represents a reasonable "fit" for this fund because (i) both funds are managed with the primary objective of total return, and (ii) both funds seek to achieve this objective by investing primarily in fixed income securities. The Board also noted that Contract Owners with investments in AZOA Diversified Assets Fund who wish to continue some equity exposure are free to exchange some or all of their shares of this fund (or shares of PVIT Total Return Portfolio received in the combination of funds) for shares of several equity funds which are among the other investment options available under their Contracts, without incurring any sales charges or other expenses and without adverse tax consequences.

     o Because the combinations will result in each reorganized fund having a larger asset base, the Board believes the Reorganizations may provide Contract Owners with the opportunity to benefit from potential efficiencies resulting from increased fund size. Each of the Acquired Funds is relatively small, and the historic flow of funds into it does not provide a basis for believing that it can achieve significant growth in its current form.

     o Contract Owners whose funds are invested in the Acquired Funds will not bear the expenses associated with the Reorganizations. Instead, USAllianz Advisers, LLC or its affiliates will bear these expenses.

     o The Reorganizations are not expected to qualify as tax-free reorganizations for United States federal income tax purposes. However, if the Separate Accounts and such contracts and policies are properly structured under the insurance company provisions of federal tax law (as USAllianz Advisors, LLC believes is the case), the Reorganizations will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganizations being taxable or as a result of a judicial determination or administrative determination that the Reorganizations, although treated by the parties as taxable, in fact was tax-free.

     o In approving the proposed combinations, the Board noted that (i) the after-waiver total expense ratio experienced by shareholders of AZOA Growth Fund will increase from 0.90% to 1.10% as a result of this fund's combination into USAZ Van Kampen Emerging Growth Fund, and (ii) the after-waiver total expense ratio experienced by shareholders of USAZ Strategic Growth Fund will increase from 1.10% to 1.25% as a result of this fund's combination into USAZ Van Kampen Aggressive Growth Fund. (Shareholders of the other Acquired Funds will experience decreased after-waiver total expense ratios.) However, the Board also noted that (a) the after-waiver total expense ratios of the Acquiring Funds in these two instances are within industry norms and are consistent with the fee structure established for the other funds of the Trust which will continue in operation following the proposed reorganization, and (b) the investment adviser for the USAZ Strategic Growth Fund is not obligated to continue the current fee waiver in effect beyond May 1, 2004 and the investment adviser for the AZOA Growth Fund has no obligation to continue fee waivers. Without the fee waivers, these Acquired Funds would have higher total expense ratios than the after-waiver total expense ratios of their counterpart Acquiring Funds. However, if these Acquiring Funds' expense waivers were discontinued (which is not anticipated), their total expense ratios without waivers would be higher than the total expense ratios without waivers of their counterpart Acquired Funds.

         The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

         Under Delaware law and the Acquired Funds' organizational documents, the Trustees of each Acquired Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as Trustees. Under the Plan, each Acquiring Fund is required to assume all of the liabilities of its corresponding Acquired Fund, including any obligation of the Acquired Fund to indemnify the Acquired Fund Trustees.

         The Boards of Trustees of the Acquiring Funds (including a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act), approved the Plan on May 29, 2002, with respect to the USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Emerging Growth Fund, and USAZ Templeton Developed Markets Fund, and on or about July 30, 2002, with respect to the PVIT Total Return Portfolio. Each respective Board has unanimously concluded that consummation of the Reorganization is in the best interests of the Acquiring Funds and the shareholders of the applicable Acquiring Funds and that the interests of applicable Acquiring Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

         The Plan provides that your Acquired Fund will transfer all its assets and liabilities to a corresponding Acquiring Fund in exchange solely for the Acquiring Fund's shares to be distributed pro rata by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund on or about November 15, 2002 (the "Closing Date"). The value of each Acquired Fund's assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Acquired Fund shareholders will become shareholders of the corresponding Acquiring Fund as of the Closing, and will be entitled to the Acquiring Fund's next dividend distribution thereafter. Acquired Fund shareholders will receive Acquiring Fund shares having a total net asset value equal to the total net asset value of their Acquired Fund shares as of the Closing.

         On or before the Closing Date, each Acquired Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

         The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Acquired Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

         Under the Plan, USAllianz Advisers, LLC or its affiliates are responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund shareholders and Acquired Contract Owners and the costs of holding the Special Meeting (as hereinafter defined).

         The foregoing description of the Plan entered into between the Acquiring Funds and the Acquired Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by reference thereto.

FEDERAL INCOME TAX CONSEQUENCES

         The following is a general summary of the material anticipated United States federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). You should realize that this summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax law. Neither the Acquired Funds nor the Acquiring Funds expect to obtain a ruling from the IRS regarding the tax consequences of the Reorganization.

         If the Separate Accounts and the related variable annuity or variable life insurance policies are properly structured under the insurance company provisions of the Code (as USAllianz Advisors, LLC believes is the case), the Reorganization will not be a taxable event for Contract Owners who have a portion of their annuity contract or insurance policy allocated to one of the Acquired Funds. The Reorganization is not expected to qualify as a tax-free reorganization for federal income tax purposes. Thus, the Acquired Funds generally will recognize gain or loss equal to the difference between the fair market value of its assets and its tax basis in such assets. Any unused excess capital loss carry forwards of the Acquired Fund will cease to exist after the Reorganization. The Acquired Funds expect that the amount of such unused capital loss carry forwards lost as a consequence of the Reorganization will not be material (and such lost attributes would have been significantly limited for federal income tax purposes even if the Reorganization qualified for tax-free treatment).

         The exchange of Acquired Fund shares for Acquiring Fund shares pursuant to the Reorganization will be a taxable event for federal income tax purposes (as well as for state and local income tax purposes). If the Separate Accounts and the related variable annuity or variable life insurance policies are properly structured under the insurance company provisions of the Code (as USAllianz Advisors, LLC believes is the case), then the Separate Accounts would be treated as the direct holder of the Acquired Fund shares. As such, the Separate Accounts will recognize gain or loss equal to the difference between the fair market value of the Acquiring Fund shares received pursuant to the Reorganization and the Separate Accounts' tax basis in the Acquired Shares surrendered therefore. Such gain or loss will be long-term capital gain or loss if the Separate Accounts' holding period for such Acquired Fund is more than one year at the Closing Date.

         USAllianz Advisers, LLC has agreed to indemnify Contract Owners against any taxes imposed on them as a result of the Reorganization being taxable or as a result of a judicial determination or administrative determination that the Reorganization, although treated by the parties as taxable, in fact was tax-free.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

         All of the Acquired Funds and Acquiring Funds are currently series of either the VIP Trust or the PIMCO Variable Insurance Trust (the "PIMCO Trust"), both of which are Delaware business trusts and are governed by the Delaware Business Trust Act, as amended. With respect to three of the proposed reorganizations, both the Acquired Fund and the Acquiring Fund are a series of the VIP Trust and are therefore governed by the same Declaration of Trust and Bylaws. This is the case for the reorganization of USAZ Strategic Growth Fund into USAZ Van Kampen Aggressive Growth Fund, AZOA Growth Fund into USAZ Van Kampen Emerging Growth Fund, and AZOA Global Opportunities Fund into USAZ Templeton Developed Markets Fund. As such, there are no differences in shareholder rights and obligations with respect to these reorganizations.

         As for the remaining two reorganizations (AZOA Fixed Income Fund and AZOA Diversified Assets Fund into PVIT Total Return Portfolio), except as otherwise noted below, the Declaration of Trust (the "VIP Declaration") and Bylaws ("VIP Bylaws") of each Acquired Fund are substantially similar to the Trust Instrument ("PIMCO Instrument") and Bylaws ("PIMCO Bylaws") that govern the Acquiring Funds. The comparison of shareholder rights and obligations below applies only to these two reorganizations.

         SHAREHOLDER VOTING. The VIP Declaration provide that shareholders shall be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share for each share held, as to any matter on which the share is entitled to vote. The PIMCO Instrument provides that each share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional share.

         QUORUMS. The VIP Bylaws provide that 25% of the shares entitled to vote constitutes a quorum at a shareholders' meeting. In contrast, the PIMCO Bylaws provide that one-third of the shares entitled to vote constitutes a quorum at a meeting of the shareholders. The VIP Bylaws provide that 25% of Trustees constitutes a quorum for a meeting of the Board of Trustees, while the PIMCO Bylaws provide that one-third of the Trustees constitutes a quorum for a meeting of the Board of Trustees.

         NUMBER OF TRUSTEES. The VIP Declaration and VIP Bylaws provide that the number of Trustees shall initially be three. The exact number of Trustees can be fixed from time to time by a resolution of the Trustees (but at all times there shall be at least one Trustee). The PIMCO Instrument provides that the exact number of Trustees shall be fixed from time to time by a majority of the Trustees, provided, that there shall be at least two Trustees.

         REMOVAL OF TRUSTEES. The VIP Declaration provides that the Trustees may remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to the removal, specifying the date when the removal will become effective. The PIMCO Instrument provides that any Trustee shall be retired or removed with or without cause at any time upon the unanimous written request of the remaining Trustees and that any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

         DISSOLUTION. The VIP Declaration provides that the VIP Trust shall continue without limitation of time until the Trustees, in their sole discretion, terminate the VIP Trust. The PIMCO Instrument provides that PIMCO Trust shall have perpetual existence and that the PIMCO Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders.

CAPITALIZATION

         The following tables set forth the unaudited capitalization of each Acquired Fund and of the Acquiring Fund into which it will be reorganized. The capitalization for the combinations of USAZ Strategic Growth Fund into USAZ Van Kampen Aggressive Growth Fund, AZOA Growth Fund into USAZ Van Kampen Emerging Growth Fund, and AZOA Global Opportunities Fund into USAZ Templeton Developed Markets Fund are as of June 30, 2002. The "pro forma combined" columns in the table for the combinations of AZOA Fixed Income Fund and AZOA Diversified Assets Fund into PVIT Total Return Portfolio show the pro forma information as of August 30, 2002 and are based on the assumptions that (1) only the AZOA Fixed Income Fund/PVIT Total Return Portfolio combination is completed, (2) only the AZOA Diversified Assets Fund/PVIT Total Return Portfolio combination is completed, and (3) that the combinations of both of these AZOA funds into PVIT Total Return Portfolio is completed.

                                                   USAZ VAN
                                                    KAMPEN
                                USAZ STRATEGIC    AGGRESSIVE        PRO FORMA
                                 GROWTH FUND     GROWTH FUND        COMBINED
                               (ACQUIRED FUND) (ACQUIRING FUND)  ACQUIRING FUND

Net Assets...................    $2,736,550      $5,869,671       $8,606,221
Net Asset Value per Share....         $7.55           $6.68            $6.68
Shares Outstanding...........       362,556         878,154        1,287,817

                                                     USAZ VAN
                                                      KAMPEN
                                     AZOA            EMERGING        PRO FORMA
                                 GROWTH FUND       GROWTH FUND       COMBINED
                               (ACQUIRED FUND)   (ACQUIRING FUND) ACQUIRING FUND

Net Assets....................     $3,250,688       $15,640,805     $18,891,493
Net Asset Value per Share.....          $6.22             $7.54           $7.54
Shares Outstanding............        522,323         2,075,273       2,506,399

                                   AZOA GLOBAL     USAZ TEMPLETON
                                  OPPORTUNITIES      DEVELOPED       PRO FORMA
                                       FUND         MARKET FUND      COMBINED
                                 (ACQUIRED FUND) (ACQUIRING FUND) ACQUIRING FUND

Net Assets......................     $6,276,440       $6,051,402    $12,327,842
Net Asset Value per Share.......          $5.71           $10.37         $10.37
Shares Outstanding..............      1,098,312          583,708      1,188,958



                                                      FUND B        FUND C                                   PRO FORMA
                                        FUND A         AZOA          PVIT        PRO FORMA     PRO FORMA     COMBINED
                                      AZOA FIXED    DIVERSIFIED                  COMBINED      COMBINED      ACQUIRING
                                      INCOME FUND   ASSETS FUND  TOTAL RETURN    ACQUIRING     ACQUIRING    FUND (FUND
                                       (ACQUIRED     (ACQUIRED    (ACQUIRING    FUND (FUND    FUND (FUND   A + FUND B +
                                         FUND)         FUND)         FUND)      A + FUND C)   B + FUND C)     FUND C)
Net Assets (in thousands)........        $22,031       $16,159    $894,570      $916,601      $910,729      $932,520
Net Asset Value Per Share:
   AZOA/PVIT

     Administrative Class........        $10.33         $9.19        $10.15        $10.15        $10.15      $10.15
   PVIT Institutional Class......            NA            NA        $10.15        $10.15        $10.15      $10.15
Shares Outstanding (in thousands):
   AZOA/PVIT

     Administrative Class........         2,133         1,758        84,633        86,766        86,391      88,524
   PVIT Institutional Class......            NA            NA         3,508         3,508         3,508       3,508


          INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

ACQUIRING FUNDS

         The Acquiring Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Acquiring Funds can be obtained by calling or writing the Acquiring Funds at the following addresses:

                  For the USAZ Van Kampen Aggressive Growth Fund,
                      USAZ Van Kampen Emerging Growth Fund,
                   and USAZ Templeton Developed Markets Fund:

                               USAllianz VIP Funds
                                3534 Stelzer Road
                              Columbus, Ohio 43219
                                 1-877-833-7113

                      For the PIMCO Total Return Portfolio:

                         PIMCO Variable Insurance Trust
                       840 Newport Center Drive, Suite 300
                             Newport Beach, CA 92660
                                 1-800-927-4648

         Copies can also be inspected and copied by the public at the following locations of the SEC:

           Public Reference Room                  Midwest Regional Office
           450 Fifth Street, N.W.               Citicorp Center, Suite 1400
                 Room 1024                        500 West Madison Street
           Washington, D.C. 20549                 Chicago, Illinois 60661

         Copies of the information also may be obtained by mail from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Room 1024, Washington D.C. 20549, at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is http://www.sec.gov.

ACQUIRED FUNDS

         The Acquired Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Acquired Funds can be obtained by calling or writing the Acquired Funds at the address below.

                               USAllianz VIP Funds
                                3534 Stelzer Road
                              Columbus, Ohio 43219
                                 1-877-833-7113

         Copies can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Acquired Funds of voting instruction forms for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on November 13, 2002 at 10 a.m., Eastern Time at 3435 Stelzer Road, Columbus, Ohio 43219, and at any adjournments thereof.

         Each Acquired Fund issued and sold its shares to Allianz Life Variable Account A and Allianz Life Variable Account B, which are separate accounts of Allianz Life, and to Preferred Life Variable Account C, which is a separate account of Preferred Life. These Separate Accounts hold shares of mutual funds, including the Acquired Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Allianz Life and Preferred Life. As the owners of the assets held in the Separate Accounts, Allianz Life and Preferred Life are the sole shareholders of the Acquired Funds and are entitled to vote all of the shares of each Acquired Fund. However, pursuant to applicable laws, Allianz Life and Preferred Life vote outstanding shares of the Acquired Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Prospectus/Proxy Statement is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Acquired Funds as of the record date, so that they may instruct Allianz Life and Preferred Life how to vote the shares of the Acquired Funds underlying their contracts.

         You have the right to instruct Allianz Life or Preferred Life on how to vote the shares held under your contract. If you execute and return your voting instruction form, but do not provide voting instructions, Allianz Life and Preferred Life will vote the shares underlying your contract in favor of each proposal. Allianz Life and Preferred Life will vote any shares for which they do not receive a voting instruction form, and any shares which they or their affiliates hold for their own account, in proportionately the same manner as shares for which they have received voting instructions.

         In order for the shareholder meeting to go forward in respect of any Acquired Fund, there must be a quorum. This means that at least 25% of the Fund's shares must be represented at the meeting either in person or by proxy. Because Allianz Life and Preferred Life are the only shareholders of the Acquired Funds, their presence at the meeting in person or by proxy will meet the quorum requirement. If a quorum is not obtained or if sufficient votes to approve the Reorganization are not received with respect to any Acquired Fund, the entities named as proxies may propose one or more adjournments of the meeting with respect to that Fund to permit further solicitation of voting instructions. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

         You may revoke your voting instructions up until voting results are announced at the meeting or any adjournment of the meeting by giving written notice to Allianz Life or Preferred Life prior to the meeting, by executing and returning to Allianz Life or Preferred Life a later dated form, or by attending the meeting and voting in person. If you need a new voting instruction form, please call the Acquired Funds at (763) 765-5809 and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "for" each proposal.

         USAllianz Advisers, LLC or its affiliates will pay all costs of solicitation, including the cost of preparing and mailing the notice of joint special meeting of shareholders and this proxy statement to contract owners.

Representatives of the Acquiring Funds, without cost to the Acquired Funds, may solicit voting instructions from contract owners by means of mail, telephone, or personal calls.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

         Those individuals owning contracts representing shares at the close of business on September 20, 2002 may provide voting instructions for the meeting or any adjournment of the meeting. The number of shares outstanding for each Acquired Fund on that date is listed on the table below. To the best knowledge of each Acquired Fund, no person other than Allianz Life owned, of record or beneficially, 5% or more of the outstanding shares of any of the Acquired Funds as of September 20, 2002. Information as of that date with regard to Allianz Life's ownership in each Fund of which it owned more than 5% of the outstanding shares is provided below:

                                                 SHARES OWNED BY PERCENT OF OUTSTANDING SHARES
                FUND          SHARES OUTSTANDING ALLIANZ LIFE(1)     OWNED BY ALLIANZ LIFE
                ----          ------------------ ---------------     ---------------------
USAZ Strategic Growth Fund       275,887.098       272,407.800               98.74%
AZOA Growth Fund                 421,688.964       413,477.996               98.05%
AZOA Global Opportunities Fund    89,344.022        89,145.382               99.78%
AZOA Fixed Income Fund           871,185.274       843,020.426               96.77%
AZOA Diversified Assets Fund     582,217.671       563,620.958               96.81%
..........
(1)      The address of Allianz Life is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

         Approval of the Plan with respect to an Acquired Fund requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares of the Fund on the record date, September 20, 2002. Each share is entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per share held by a shareholder on the record date. Shareholders will not be entitled to cumulative voting or appraisal rights with respect to the proposal. In the event that shareholders of one or more of the Acquired Funds do not approve the Plan, the Reorganization will proceed with respect to those Acquired Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect the Reorganization.

OTHER MATTERS

         Management of the Acquired Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

         After carefully considering the issues involved, the Board of Trustees of the Acquired Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Trustees of the Acquired Funds recommends that you vote to approve the Plan. Whether or not you expect to attend the Special Meeting, you are urged to promptly sign, fill in and return the enclosed voting instruction form.

                                                                      Appendix A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                                   [Fund Name]

         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of ________________, 2002, between _______________, a Delaware business trust, on behalf of each segregated portfolio of assets thereof ("series") listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund," and __________, in such capacity, the "Acquiring Trust"), and USAllianz Variable Insurance Products Trust, on behalf of each corresponding series thereof listed on Schedule A (each, a "Target Fund," and USAllianz Variable Insurance Products Trust, in such capacity, the "Target Trust"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Acquiring Trust and Target Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Acquiring Trust on behalf of each Acquiring Fund and by Target Trust on behalf of each Target Fund. USAllianz Advisers, LLC is a party to this Agreement solely as to Section 8.1 hereof.

         The Investment Companies wish to effect _______ separate reorganizations, which are not intended to qualify as "reorganizations" under section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations under section 368 of the Code (the "Regulations"). Each Target Fund has a single class of shares and each Acquiring Fund has _______ classes of shares. Each reorganization will involve the transfer of the assets of a Target Fund, subject to the liabilities of such Target Fund, to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for shares of such Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of that Target Fund ("Target Fund Shares"), all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

         In consideration of the mutual promises contained herein, the parties agree as follows:

1.       PLAN OF REORGANIZATION

         1.1. Subject to approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of the Target Fund less the Liabilities of the Target Fund by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at

                                                                    Appendix A

the Closing (as defined in paragraph 3.1).

         1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

         1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the trustees of Target Trust, acting in their capacities as such, to the fullest extent permitted by law and the agreement and declaration of trust ("Trust Instrument") and bylaws of Target Trust.

         1.4. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

         1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Acquiring Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Target Trust shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

         1.7. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

                                                                    Appendix A

2.       VALUATION

         For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing (the "Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Acquiring Trust and Target Trust. Acquiring Trust and Target Trust agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same (the "Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about ______________, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree (the "Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or
(b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

         3.2. Target Trust shall deliver to Acquiring Trust at the Closing a schedule of the Assets and Liabilities as of the Effective Time, with values determined as provided in Section 2 of this Agreement, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes all as of the Valuation Time, certified on the Acquired Fund's behalf by the Target Trust's President (or any Vice President) and Treasurer. Target Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred in proper form to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. Target Trust's transfer agent shall deliver to Acquiring Trust at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Acquiring Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Acquiring Trust shall issue and deliver a confirmation to Target Trust evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Target Trust that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing,

                                                                    Appendix A

each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

         3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.       REPRESENTATIONS AND WARRANTIES

         4.1.  Target Trust represents and warrants as follows:

                  4.1.1. Target Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust to own all of its properties and assets and to carry on the business being conducted; and its certificate of trust is on file with the Secretary of the State of Delaware;

                  4.1.2. Target Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect; and the registration of shares of the Acquired Funds under the Securities Act of 1933, as amended, (the "1933 Act") is in full force and effect;

                  4.1.3. Target Fund is a duly established and designated series of Target Trust; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

                  4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Target Trust's Trust Instrument or bylaws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is

                                                                    Appendix A

         bound, except as previously disclosed in writing to and accepted by Acquiring Trust;

                  4.1.7. Except as otherwise disclosed in writing to and accepted by Acquiring Trust, all contracts and other commitments and liabilities of or applicable to Target Fund (including, but not limited to, amounts owed to service providers or vendors for any operating expenses incurred by Target Fund up to the Effective Time, and any amounts owed by the Target Fund under applicable expense limitation or waiver agreements) (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, discharged, and paid in full by Target Fund, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

                  4.1.8. Except as otherwise disclosed in writing to and accepted by Acquiring Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target Trust's knowledge) threatened against Target Trust or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Target Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target Trust's board of trustees; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund's shareholders;

                  4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Target Trust, except for (a) the filing with the Securities and Exchange Commission (the "SEC") of a registration statement by Acquiring Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (the "Registration Statement"), including therein a prospectus/proxy statement (the "Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                                                                    Appendix A

                  4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Acquiring Trust for use therein;

                  4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Target Trust's financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to December 31, 2001, or otherwise previously disclosed to Acquiring Trust, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

                  4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code (a "RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.1.16. Target Trust's financial statements for the year ended December 31, 2001 delivered to Acquiring Trust fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

         4.2.  Acquiring Trust represents and warrants as follows:

                  4.2.1. Acquiring Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, with the power under its Declaration of Trust to own all of its properties and assets and to carry on the business being conducted; and its certificate of trust is on file with the Secretary of the State of Delaware;

                  4.2.2. Acquiring Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time; and the registration of shares of the Acquiring Funds under the 1933 Act is in full force and effect;

                  4.2.3. Acquiring Fund is a duly established and designated series of Acquiring Trust;

                                                                    Appendix A

                  4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

                  4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

                  4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Acquiring Trust's agreement and declaration of trust ("Trust Instrument") or bylaws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Target Trust;

                  4.2.8. Except as otherwise disclosed in writing to and accepted by Target Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Trust's knowledge) threatened against Acquiring Trust or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Acquiring Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquiring Trust's board of trustees (together with Target Trust's board of trustees, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Trust's Trust Instrument or bylaws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Acquiring Trust, except for (a) the filing with the

                                                                    Appendix A

         SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target Trust for use therein;

                  4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.2.13. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.2.14. Acquiring Trust's financial statements for the year ended December 31, 2001 delivered to Target Trust fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

         4.3.  Each Investment Company represents and warrants as follows:

                  4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

                  4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization; and

                  4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.


5.       COVENANTS

         5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution

                                                                    Appendix A

referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

         5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

         5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         5.4. Target Fund covenants that it will assist Acquiring Trust in obtaining information Acquiring Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

         5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Acquiring Trust at the Closing.

         5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

         5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

         5.9. Target Fund covenants that immediately prior to the Effective Time, it will not hold: (a) any Assets which are not permitted investments for Acquiring Fund by reason of charter limitations or investment restrictions disclosed in the Acquiring Fund's prospectus and statement of additional information in effect at the Effective Time; or (b) any other Assets that the Acquiring Fund requests that the Target Fund dispose of prior to the Effective Time.

         5.10. Target Fund and Acquiring Fund covenant that if they are advised by counsel that exemptive relief from Section 17(a) of the 1940 Act is required in order to complete the transactions contemplated hereby, they will use all reasonable efforts to obtain such exemptive relief from the SEC.

         5.11. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

                                                                    Appendix A

6.       CONDITIONS PRECEDENT

         Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations and covenants to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

         6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Target Trust's Trust Instrument and bylaws and applicable law.

         6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby (including, without limitation, the exemptive relief from Section 17(a) of the 1940 Act referred to in paragraph 5.10 if such is required) shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

         6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

         6.4.  Target  Trust  shall  have  received  an  opinion  of  _________,
counsel  to  Acquiring   Trust, substantially to the effect that:

                  6.4.1. Acquiring Fund is a duly established series of Acquiring Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                  6.4.2. This Agreement has been duly authorized, executed, and delivered by Acquiring Trust on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Trust's Trust Instrument or bylaws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Target Trust on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Acquiring Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may

                                                                    Appendix A

         be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

                  6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquiring Trust's Trust Instrument or bylaws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Acquiring Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Target Trust;

                  6.4.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Trust (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.4.6. Acquiring Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no
         order  has  been  issued  or  proceeding   instituted  to  suspend
         such registration; and

                  6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Acquiring Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Acquiring Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Trust.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

         6.5. Acquiring Trust shall have received an opinion of Dorsey & Whitney LLP, counsel to Target Trust, substantially to the effect that:

                  6.5.1. Target Fund is a duly established series of Target Trust, a business trust duly organized, validly existing, and in good

                                                                    Appendix A

         standing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

                  6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target Trust on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Acquiring Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Target Trust with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Target Trust's Trust Instrument or bylaws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Target Trust (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Trust (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Acquiring Trust;

                  6.5.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Trust (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.5.5. Target Trust is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target Trust (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Target Trust (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Trust.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

                                                                    Appendix A

         6.6. Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization (the "Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph
3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, the Reorganization will be treated as a taxable purchase and sale of assets for federal income tax purposes and will not qualify as a reorganization within the meaning of section 368(a)(1) of the Code.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.2) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.       BROKERAGE FEES

         Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.       EXPENSES; INDEMNIFICATION

                  8.1 USAllianz Advisers, LLC hereby agrees that the cost of the transactions contemplated by this Agreement shall be borne by it and/or its affiliates. USAllianz Advisers, LLC further agrees to indemnify and hold harmless each Shareholder and each beneficial owner of Target Fund shares, each shareholder of record and each beneficial owner of Acquiring Fund shares, the Target Fund, and the Acquiring Fund, from and against any taxes, penalties and interest imposed upon them as a result of (a) the Reorganization not qualifying as a "reorganization" under section 368(a)(1) of the Code or (b) any final determination by a court of competent jurisdiction or administrative determination that the Reorganization, although treated by the parties for Federal income tax purposes as not qualifying as a "reorganization" under section 368(a)(1) of the Code, in fact was such a "reorganization."

                  8.2 Acquiring Trust and Acquiring Fund agree to indemnify and hold harmless Target Trust, Target Fund and each of Target Trust's trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Target Trust, Target Fund or any of Target Trust's trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by Acquiring Trust or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement[; or (b) the Target Trust's signature of the Acquiring Trust's registration statement on Form N-14 under the 1933 Act].

                  8.3 Target Trust and Target Fund agree to indemnify and hold harmless Acquiring Trust, Acquiring Fund and each of Acquiring Trust's trustees

                                                                    Appendix A

and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Acquiring Trust, Acquiring Fund or any of Acquiring Trust's trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by Target Trust or Target Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement[; or (b) the Acquiring Trust's signature of the Target Trust's registration statement on Form N-14 under the 1933 Act].

9.       ENTIRE AGREEMENT; NO SURVIVAL

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

10.      TERMINATION OF AGREEMENT

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

         10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

         10.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11.      AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.      MISCELLANEOUS

         12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

                                                                    Appendix A

         12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         12.3. The Trust Instrument of each Investment Company provides that the trustees and officers of such Investment Company are not personally liable for the obligations of such Investment Company.

         12.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         [signature page follows]

                                                                    Appendix A



         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                  [USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST or PIMCO VARIABLE INSURANCE TRUST] on behalf of its series,

                  [Acquiring Fund Names]


                  By:  ___________________________________

                  Its:  ___________________________________



                  USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST on behalf of its series,

                  [Target Fund Names]


                  By:  ___________________________________

                  Its:  ___________________________________




                  Solely as to Section 8.1 above:

                  USALLIANZ ADVISERS, LLC


                  By:  ___________________________________

                  Its:  ___________________________________

                                                                    Appendix A






                                   SCHEDULE A

                                                     CORRESPONDING ACQUIRING
TARGET FUND                                          FUND

[Target Fund Names]                                  [Acquiring Fund Names]






                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED OCTOBER 4, 2002

                          ACQUISITION OF THE ASSETS OF

                           USAZ STRATEGIC GROWTH FUND
                                AZOA GROWTH FUND
                         AZOA GLOBAL OPPORTUNITIES FUND
                             AZOA FIXED INCOME FUND
                          AZOA DIVERSIFIED ASSETS FUND
         (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                              55 GREENS FARMS ROAD
                           WESTPORT, CONNECTICUT 06881
                            TELEPHONE: 1-877-833-7113


                        BY AND IN EXCHANGE FOR SHARES OF

                     USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
                      USAZ VAN KAMPEN EMERGING GROWTH FUND
                      USAZ TEMPLETON DEVELOPED MARKETS FUND
         (EACH A SERIES OF USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST)

                             5701 GOLDEN HILLS DRIVE
                          MINNEAPOLIS, MINNESOTA 55416
                            TELEPHONE: 1-877-833-7113


                          PIMCO TOTAL RETURN PORTFOLIO
                  (A SERIES OF PIMCO VARIABLE INSURANCE TRUST)

                       840 NEWPORT CENTER DRIVE, SUITE 300
                         NEWPORT BEACH, CALIFORNIA 92660
                            TELEPHONE: 1-800-927-4648


         This Statement of Additional Information relates specifically to the reorganization of the five series of USAllianz Variable Insurance Products Trust referenced above (each an "Acquired Fund") into the respective series of USAllianz Variable Insurance Products Trust and PIMCO Variable Insurance Trust referenced above (each an "Acquiring Fund"). Pursuant to this reorganization, each Acquiring Fund would acquire all of the assets of a corresponding Acquired Fund (or, in the case of PIMCO Total Return Portfolio, of two corresponding Acquired Funds) that has substantially similar investment objectives and strategies, except as described in the Prospectus/Proxy Statement dated October 4, 2002, and Acquiring Fund shares would be distributed pro rata by each Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund. For the name of the Acquiring Fund into which your Acquired Fund would be reorganized, see "Summary-About the Proposed Reorganization" in the Prospectus/Proxy Statement dated October 4, 2002.

         This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated October 4, 2002 relating to the above-referenced matters may be obtained from the Acquired Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                                TABLE OF CONTENTS

I.       Additional Information About the Acquiring Funds and the Acquired Funds.................. 2
II.      Financial Statements......................................................................2
III.     Pro Forma Financial Statements............................................................2

         I. ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         This  Statement  of  Additional   Information  is  accompanied  by  the
following documents which contain additional information about the Acquiring Funds and the Acquired Funds and which are incorporated by reference herein:

         1. The Statement of Additional Information dated May 1, 2002 of USAllianz Variable Insurance Products Trust (the "VIP Trust"), in the form filed by the VIP Trust with the Securities and Exchange Commission (the "SEC") on April 26, 2002 pursuant to Rule 497 (Registration Nos. 333-83423 and 811-9491), EDGAR Accession Number 0000950152-02-003391.

         2. The Statement of Additional Information dated May 1, 2002 of PIMCO Variable Insurance Trust (the "PIMCO Trust") in the form filed by the PIMCO Trust with the SEC on May 3, 2002 pursuant to Rule 497 (Registration Nos. 333-37115 and 811-8399), EDGAR Accession Number 0001017062-02-000813.

         II.      FINANCIAL INFORMATION

         Historical financial information regarding the Acquiring Funds and the Acquired Funds is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

         1. The VIP Trust's Annual Report for the fiscal year ended December 31, 2001, in the form filed by the VIP Trust with the SEC on March 5, 2002, EDGAR Accession Number 0000950109-02-001159.

         2. The VIP Trust's Semi-Annual Report for the period ended June 30, 2002, filed with the SEC on August 29, 2002, EDGAR Accession Number 0001004726-02-000353.

         3. The PIMCO Trust's Annual Report for its Total Return Portfolio (then known as Total Return Bond Portfolio), Administrative Class Shares, for the fiscal year ended December 31, 2001, in the form filed by the PIMCO Trust with the SEC on March 7, 2002, EDGAR Accession Number 0001017062-02-000371.

         4. The PIMCO Trust's Semi-Annual Report for its Total Return Portfolio, Administrative Class Shares, for the period ended June 30, 2002, filed with the SEC on August 28, 2002, EDGAR Accession Number 0001047304-02-000021.

         III.     PRO FORMA FINANCIAL STATEMENTS

         Set forth on the following pages are pro forma financial statements which are presented to show the effect of the proposed acquisition of each Acquired Fund by the corresponding Acquiring Fund as if such acquisition had taken place as of the close of business on June 30, 2002. Pro forma financial statements are included for the following three fund reorganizations: USAZ Strategic Growth Fund into

USAZ Van Kampen Aggressive Growth Fund, AZOA Growth Fund into USAZ Van Kampen Emerging Growth Fund and AZOA Global Opportunities Fund into USAZ Templeton Developed Markets Fund. Pursuant to Item 14(a)(2) of the instructions to Part B of From N-14, pro forma financial statements are not included for the reorganization of the AZOA Fixed Income Fund into the PIMCO Total Return
Portfolio and the AZOA Diversified Assets Fund into the PIMCO Total Return Portfolio because the net asset value of the fund being acquired does not exceed ten percent of the acquiring fund's net asset value.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2002
(Unaudited)

                                                                                               USAZ
                                                                                USAZ          Van Kampen
                                                                           Strategic Growth Aggressive Growth          Pro Forma
                                                                                 Fund             Fund   Adjustments    Combined
                                                                             ------------- -------------  ---------   -------------
Assets
Investments, at cost                                                          $ 2,666,165   $ 6,206,037                $ 8,872,202
                                                                             ============= =============              =============
Investments, at value                                                         $ 2,601,851   $ 5,889,718                $ 8,491,569
Cash                                                                              138,895             -                    138,895
Interest and dividends receivable                                                     744         1,365                      2,109
Receivable from Adviser                                                             6,249         5,431                     11,680
Prepaid expenses                                                                      260           193                        453
                                                                             ------------- -------------              -------------
Total Assets                                                                    2,747,999     5,896,707                  8,644,706
                                                                             ------------- -------------              -------------
Liabilities
Cash Overdraft                                                                          -           230                        230
Payable for investments purchased                                                  10,734        18,767                     29,501
Distribution fees payable                                                             615         1,182                      1,797
Other accrued liabilities                                                             100         6,857                      6,957
                                                                             ------------- -------------              -------------
Total Liabilities                                                                  11,449        27,036                     38,485
                                                                             ------------- -------------              -------------
                                                                             ------------- -------------              -------------
Net Assets                                                                    $ 2,736,550   $ 5,869,671                $ 8,606,221
                                                                             ============= =============              =============

Net Assets Consist of:
Capital                                                                       $ 3,564,339   $ 6,989,230               $ 10,553,569
Undistributed net loss on investments                                             (11,462)      (14,486)                   (25,948)
Accumulated net realized losses on investments and foreign currency              (752,013)     (788,754)                (1,540,767)
Net unrealized appreciation/depreciation of investments and foreign currency      (64,314)     (316,319)                  (380,633)
                                                                             ------------- -------------              -------------
                                                                             ------------- -------------              -------------
Net Assets                                                                    $ 2,736,550   $ 5,869,671                $ 8,606,221
                                                                             ============= =============              =============

Shares of beneficial interest (unlimited shares authorized)                       362,556       878,154     47,107 *     1,287,817
Net Asset Value (offering and redemption price per share)                          $ 7.55        $ 6.68                     $ 6.68
                                                                             ============= =============              =============

* The shares of beneficial interest of the acquired fund were adjusted by dividing the net assets of the acquired fund by the net asset value of the acquiring fund resulting in 409,663 adjusted shares of beneficial interest outstanding.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Operations
For the Period From May 1, 2001* to December 31, 2001.
(Unaudited)



                                                                                 USAZ
                                                                  USAZ        Van Kampen
                                                           Strategic Growth Aggressive Growth              Pro Forma
                                                                  Fund           Fund      Adjustment **    Combined
                                                              ------------ --------------- -------------  -----------
Investment Income:
Interest                                                          $ 7,314           $ 2,620                 $ 9,934
Dividends (net of foreign withholding tax of $5; $7;
and $12, respectively)                                              6,435             3,147                   9,582
                                                              ------------  ----------------            ------------
                    Total Investment Income                        13,749             5,767                  19,516
                                                              ------------  ----------------            ------------
Expenses:
Investment advisory fees                                           15,994             9,805      (789)       25,010
Administration fees                                                46,655            46,686   (46,355)       46,986
Distribution fees                                                   4,209             2,723        15         6,947
Fund accounting fees                                                2,732             4,041                   6,773
Audit fees                                                          2,375             1,847                   4,222
Custodian fees                                                      4,962             7,357                  12,319
Legal fees                                                          6,136             4,963                  11,099
Trustees' fees                                                      1,050               650                   1,700
Other expenses                                                      6,259             4,784                  11,043
                                                              ------------  ----------------            ------------
Total expenses before waivers/reimbursements                       90,372            82,856   (47,129)      126,099
Less expenses waived/reimbursed                                   (71,842)          (69,239)   49,718       (91,363)
                                                                                                        ------------
                                                              ------------  ----------------
Net Expenses                                                       18,530            13,617     2,589        34,736
                                                              ------------  ----------------
                                                              ------------  ----------------            ------------
Net Investment Income/(Loss)                                       (4,781)           (7,850)   (2,589)      (15,220)
                                                              ------------  ----------------            ------------
Realized and Unrealized Gains/(Losses) on
Investments:
Net realized losses on investment transactions                   (419,060)         (405,732)               (824,792)
Change in unrealized appreciation/depreciation in investments     305,408           213,860                 519,268
                                                                                                        ------------
                                                              ------------  ----------------            ------------
Net realized and unrealized losses on investments                (113,652)         (191,872)               (305,524)
                                                              ------------  ----------------            ------------
Net Decrease in Net Assets Resulting from
Operations                                                     $ (118,433)       $ (199,722)   (2,589)   $ (320,744)
                                                              ============  ================            ============

* Commencement of operations.
** An explanation of these adjustments is located in the notes to the pro forma financial statements.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Operations
For the Period From January 1, 2002 to June 30, 2002.
(Unaudited)



                                                                                                  USAZ
                                                                                     USAZ      Van Kampen
                                                                              Strategic Growth Aggressive                  Pro Forma
                                                                                     Fund      Growth Fund Adjustment *    Combined
                                                                                  -----------  ----------- ----------- -------------
Investment Income:
Interest                                                                             $ 1,148      $ 4,145                   $ 5,293
Dividends                                                                              7,842        8,505                    16,347
                                                                                  -----------  -----------            --------------
Total Investment Income                                                                8,990       12,650                    21,640
                                                                                  -----------  -----------            --------------
Expenses:
Adviser fees                                                                          17,663       19,538     (930)          36,271
Administration fees                                                                   35,000       35,000  (35,000)          35,000
Distribution fees                                                                      4,648        5,427                    10,075
Fund accounting fees                                                                   2,344        3,098                     5,442
Custodian fees                                                                         8,547       14,738                    23,285
Legal fees                                                                               705        1,815                     2,520
Other expenses                                                                         2,113        3,688                     5,801
                                                                                  -----------  -----------            --------------
Total expenses before waivers/reimbursements                                          71,020       83,304  (35,930)         118,394
Less expenses waived/reimbursed                                                      (50,568)     (56,168)  38,718          (68,018)
                                                                                                                      --------------
                                                                                  -----------  -----------
Net Expenses                                                                          20,452       27,136    2,788           50,376
                                                                                  -----------  -----------
                                                                                  -----------  -----------            --------------
Net Loss on Investments                                                              (11,462)     (14,486)  (2,788)         (28,736)
                                                                                  -----------  -----------            --------------
Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investment transactions and foreign currency         (332,953)    (383,022)                 (715,975)
Change in unrealized appreciation/depreciation in investments and foreign currency  (369,722)    (530,179)                 (899,901)
                                                                                                                      --------------
                                                                                  -----------  -----------            --------------
Net Realized and Unrealized Gains/(Losses) on Investments                           (702,675)    (913,201)               (1,615,876)
                                                                                  -----------  -----------            --------------
Net Increase/(Decrease) in Net Assets Resulting from Operations                   $ (714,137)  $ (927,687)  (2,788)    $ (1,644,612)
                                                                                  ===========  ===========            ==============

* An explanation of these adjustments is located in the notes to the pro forma financial statements.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Aggressive Growth Fund


                                              Pro Forma Combined Schedule of Portfolio Investments *
                                                        June 30, 2002 (unaudited)

  USAZ Van     USAZ Van                                                                  USAZ Van       USAZ Van
   Kampen       Kampen                                                                    Kampen         Kampen         Combined
 Strategic    Aggressive     Combined                                                    Strategic     Aggressive        Market
Growth Fund   Growth Fund    Shares                 Description                         Growth Fund    Growth Fund       Value
------------ ------------- ---------- ------------------------------------------------ -------------- -------------  -------------
                          Common Stocks
                          Consumer Discretionary
   530          1,010       1,540         99 Cents Only Stores *                        $ 13,595      $ 25,907        $ 39,502
   750          1,580       2,330         Abercrombie & Fitch Co., Class A *              18,090        38,110          56,200
 1,220          2,570       3,790         Amazon.com, Inc. *                              19,825        41,763          61,588
   200            390         590         AutoZone, Inc. *                                15,460        30,147          45,607
   630          1,300       1,930         Bed Bath & Beyond, Inc. *                       23,776        49,062          72,838
   930          1,960       2,890         Belo Corp., Class A                             21,027        44,316          65,343
   410            850       1,260         BJ's Wholesale Club, Inc. *                     15,785        32,725          48,510
   610          1,280       1,890         Brinker International, Inc. *                   19,368        40,640          60,008
   510            970       1,480         Brunswick Corp.                                 14,280        27,160          41,440
   610          1,280       1,890         CDW Computer Centers, Inc. *                    28,554        59,916          88,470
   300            580         880         Coach, Inc. *                                   16,470        31,842          48,312
   870          1,830       2,700         Dollar Tree Stores, Inc. *                      34,287        72,119         106,406
   610          1,260       1,870         eBay, Inc. *                                    37,587        77,640         115,227
   370            770       1,140         Entercom Communications Corp. *                 16,983        35,343          52,326
   410            770       1,180         Family Dollar Stores, Inc.                      14,453        27,143          41,596
   300            580         880         Fortune Brands, Inc.                            16,800        32,480          49,280
   810          1,700       2,510         GTECH Holdings Corp. *                          20,687        43,418          64,105
   605          1,155       1,760         Harte-Hanks, Inc.                               12,433        23,735          36,168
   410            770       1,180         Jones Apparel Group, Inc. *                     15,375        28,875          44,250
   310            650         960         Lennar Corp.                                    18,972        39,780          58,752
   630          1,310       1,940         Mattel, Inc.                                    13,280        27,615          40,895
   410            850       1,260         Maytag Corp.                                    17,487        36,253          53,740
   410            770       1,180         MGM Mirage *                                    13,838        25,988          39,826
   510          1,060       1,570         Michaels Stores, Inc. *                         19,890        41,340          61,230
   510          1,060       1,570         Mohawk Industries, Inc. *                       31,380        65,221          96,601
   470            980       1,450         New York Times Co., Class A                     24,205        50,470          74,675
   590          1,240       1,830         Outback Steakhouse, Inc. *                      20,709        43,524          64,233
   610          1,160       1,770         Pier 1 Imports, Inc.                            12,810        24,360          37,170
   200            390         590         Polaris Industries, Inc.                        13,000        25,350          38,350
   610          1,280       1,890         Ross Stores, Inc.                               24,858        52,160          77,018
   810          1,550       2,360         Staples, Inc. *                                 15,957        30,535          46,492
   420            870       1,290         Westwood One, Inc. *                            14,036        29,075          43,111
   810          1,700       2,510         Williams-Sonoma, Inc. *                         24,835        52,122          76,957
                                                                                                                   ------------
                                                                                                                     1,946,226
                                                                                                                   ------------
                          Consumer Staples
   200            400         600         Adolph Coors Co., Class B                       12,460        24,920          37,380
   810          1,700       2,510         Constellation Brands, Inc., Class A *           25,920        54,400          80,320
   710          1,360       2,070         Dial Corp.                                      14,214        27,227          41,441
 1,020          2,130       3,150         McCormick & Co.                                 26,265        54,848          81,113
   510            970       1,480         Pepsi Bottling Group, Inc.                      15,708        29,876          45,584
   300            600         900         Whole Foods Market, Inc. *                      14,466        28,932          43,398
                                                                                                                   ------------
                                                                                                                       329,236
                                                                                                                   ------------
                          Energy
 1,120          2,340       3,460         BJ Services Co. *                               37,945        79,280         117,225
   710          1,490       2,200         ENSCO International, Inc.                       19,355        40,617          59,972
   510          1,060       1,570         Transocean, Inc.                                15,887        33,019          48,906
                                                                                                                   ------------
                                                                                                                       226,103
                                                                                                                   ------------
                          Financials
   650          1,360       2,010         Arthur J. Gallagher & Co.                       22,523        47,124          69,647
   510          1,060       1,570         Commerce Bancorp, Inc.                          22,542        46,852          69,394
   410            770       1,180         Compass Bancshares, Inc.                        13,776        25,872          39,648
   430            870       1,300         Eaton Vance Corp.                               13,416        27,144          40,560
   490          1,020       1,510         Investors Financial Services Corp.              16,435        34,211          50,646
   510          1,060       1,570         Legg Mason, Inc.                                25,162        52,300          77,462
   300            580         880         Neuberger Berman, Inc.                          10,980        21,228          32,208
   810          1,700       2,510         North Fork Bancorporation, Inc.                 32,245        67,677          99,922
   410            770       1,180         Regions Financial Corp.                         14,412        27,066          41,478
   650          1,240       1,890         Roslyn Bancorp, Inc.                            14,190        27,069          41,259
   410            850       1,260         TCF Financial Corp.                             20,131        41,735          61,866
   605          1,275       1,880         Union Planters Corp.                            19,584        41,272          60,856
                                                                                                                   ------------
                                                                                                                       684,946
                                                                                                                   ------------

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Aggressive Growth Fund


                                              Pro Forma Combined Schedule of Portfolio Investments *
                                                        June 30, 2002 (unaudited)

  USAZ Van     USAZ Van                                                                  USAZ Van       USAZ Van
   Kampen       Kampen                                                                    Kampen         Kampen         Combined
 Strategic    Aggressive     Combined                                                    Strategic     Aggressive        Market
Growth Fund   Growth Fund    Shares                 Description                         Growth Fund    Growth Fund       Value
------------ ------------- ---------- ------------------------------------------------ -------------- -------------  -------------
                          Health Care
   410            840       1,250         Accredo Health, Inc. *                          18,917        38,758          57,675
   610          1,170       1,780         AdvancePCS *                                    14,603        28,010          42,613
   410            790       1,200         Aetna, Inc.                                     19,668        37,896          57,564
   200            390         590         AmerisourceBergen Corp.                         15,200        29,640          44,840
   610          1,160       1,770         Apogent Technologies, Inc. *                    12,548        23,861          36,409
   650          1,720       2,370         Boston Scientific Corp. *                       19,058        50,430          69,488
   300            580         880         Cephalon, Inc. *                                13,560        26,216          39,776
   605          1,280       1,885         DENTSPLY International, Inc.                    22,331        47,245          69,576
   410            850       1,260         Express Scripts, Inc. *                         20,545        42,594          63,139
   730          1,530       2,260         First Health Group Corp. *                      20,469        42,901          63,370
   610          1,290       1,900         Genzyme Corp. *                                 11,736        24,820          36,556
 1,420          2,980       4,400         Gilead Sciences, Inc. *                         46,689        97,981         144,670
   300            580         880         Henry Schein, Inc. *                            13,350        25,810          39,160
   410            850       1,260         Hillenbrand Industries, Inc.                    23,022        47,728          70,750
   810          1,700       2,510         Lincare Holdings, Inc. *                        26,163        54,910          81,073
   510            980       1,490         MedImmune, Inc. *                               13,464        25,872          39,336
   410            770       1,180         Mid Atlantic Medical Services, Inc. *           12,854        24,140          36,994
 2,030          4,260       6,290         Millennium Pharmaceuticals, Inc. *              24,665        51,759          76,424
   610          1,280       1,890         Oxford Health Plans, Inc. *                     28,341        59,469          87,810
   510          1,060       1,570         Patterson Dental Co. *                          25,668        53,350          79,018
   610          1,260       1,870         Quest Diagnostics, Inc. *                       52,490       108,422         160,912
   200            390         590         St. Jude Medical, Inc. *                        14,770        28,802          43,572
   410            850       1,260         Tenet Healthcare Corp. *                        29,335        60,817          90,152
   300            600         900         Triad Hospitals, Inc. *                         12,714        25,428          38,142
   200            430         630         UnitedHealth Group, Inc.                        18,310        39,367          57,677
   450            940       1,390         Universal Health Services, Inc., Class B *      22,050        46,060          68,110
   410            800       1,210         Varian Medical Systems, Inc. *                  16,626        32,440          49,066
   200            390         590         WellPoint Health Networks, Inc. *               15,562        30,346          45,908
                                                                                                                   ------------
                                                                                                                     1,789,780
                                                                                                                   ------------
                          Industrials
   300            580         880         C.H. Robinson Worldwide, Inc.                   10,059        19,447          29,506
   410            850       1,260         Certegy, Inc. *                                 15,215        31,544          46,759
   650          1,360       2,010         ChoicePoint, Inc. *                             29,556        61,839          91,395
   300            580         880         Donaldson Co., Inc.                             10,512        20,323          30,835
   610          1,280       1,890         DST Systems, Inc. *                             27,883        58,509          86,392
   420            860       1,280         Expeditors International of Washington, Inc.    13,927        28,518          42,445
   570          1,190       1,760         Fastenal Co.                                    21,951        45,827          67,778
   410            770       1,180         Flowserve Corp. *                               12,218        22,946          35,164
   200            420         620         General Dynamics Corp.                          21,270        44,667          65,937
   410            770       1,180         Jacobs Engineering Group, Inc. *                14,260        26,781          41,041
   570          1,190       1,760         L-3 Communications Holdings, Inc. *             30,779        64,259          95,038
   610          1,280       1,890         Manpower, Inc.                                  22,418        47,040          69,458
   420            870       1,290         New Dun & Bradstreet Corp. *                    13,881        28,754          42,635
   110            220         330         Northrop Grumman Corp.                          13,750        27,500          41,250
   510            970       1,480         Ryder System, Inc.                              13,816        26,277          40,093
   250            530         780         SPX Corp. *                                     29,375        62,275          91,650
   410            770       1,180         Valassis Communications, Inc. *                 14,965        28,105          43,070
                                                                                                                   ------------
                                                                                                                       960,446
                                                                                                                   ------------
                          Information Technology
   350            670       1,020         Activision, Inc. *                              10,171        19,470          29,641
   410            770       1,180         Adobe Systems, Inc.                             11,685        21,945          33,630
   810          1,700       2,510         Affiliated Computer Services, Inc., Class A *   38,459        80,715         119,174
 1,220          2,560       3,780         Brocade Communications Systems, Inc. *          21,326        44,749          66,075
 1,020          1,940       2,960         Cadence Design Systems, Inc. *                  16,442        31,273          47,715
   910          1,740       2,650         Cypress Semiconductor Corp. *                   13,814        26,413          40,227
   430            880       1,310         Diebold, Inc.                                   16,013        32,771          48,784
 1,020          2,130       3,150         Electronic Arts, Inc. *                         67,370       140,686         208,056
 1,020          2,130       3,150         Emulex Corp. *                                  22,960        47,946          70,906
 1,220          2,370       3,590         Extreme Networks, Inc. *                        11,919        23,155          35,074
   610          1,160       1,770         Fairchild Semiconductor Corp., Class A *        14,823        28,188          43,011
   810          1,700       2,510         Integrated Device Technology, Inc. *            14,693        30,838          45,531
   510            970       1,480         Intersil Corp., Class A *                       10,904        20,739          31,643
   430            840       1,270         Intuit, Inc. *                                  21,380        41,765          63,145
   400            700       1,100         JDA Software Group, Inc. *                      11,304        19,782          31,086
   410            850       1,260         KLA-Tencor Corp. *                              18,036        37,392          55,428
 1,020          2,130       3,150         Lam Research Corp. *                            18,340        38,297          56,637


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Aggressive Growth Fund


                                              Pro Forma Combined Schedule of Portfolio Investments *
                                                        June 30, 2002 (unaudited)

  USAZ Van     USAZ Van                                                                  USAZ Van       USAZ Van
   Kampen       Kampen                                                                    Kampen         Kampen         Combined
 Strategic    Aggressive     Combined                                                    Strategic     Aggressive        Market
Growth Fund   Growth Fund    Shares                 Description                         Growth Fund    Growth Fund       Value
------------ ------------- ---------- ------------------------------------------------ -------------- -------------  -------------
   410            850       1,260         Marvell Technology Group, Ltd. *                 8,155        16,907          25,062
   710          1,360       2,070         Micrel, Inc. *                                  10,210        19,557          29,767
 1,520          3,195       4,715         Microchip Technology, Inc. *                    41,693        87,638         129,331
 1,220          2,570       3,790         Motorola, Inc.                                  17,592        37,059          54,651
   810          1,550       2,360         Network Associates, Inc. *                      15,609        29,869          45,478
   610          1,280       1,890         Novellus Systems, Inc. *                        20,740        43,520          64,260
   410            850       1,260         QLogic Corp. *                                  15,621        32,385          48,006
   510            970       1,480         Reynolds & Reynolds Co., Class A                14,255        27,112          41,367
   550          1,050       1,600         Semtech Corp. *                                 14,685        28,035          42,720
   810          1,700       2,510         SunGard Data Systems, Inc. *                    21,449        45,016          66,465
 1,020          2,130       3,150         Symantec Corp. *                                33,507        69,970         103,477
   410            850       1,260         Synopsys, Inc. *                                22,472        46,589          69,061
   810          1,700       2,510         Xilinx, Inc. *                                  18,168        38,131          56,299
   605          1,160       1,765         Zoran Co. *                                     13,861        26,576          40,437
                                                                                                                   ------------
                                                                                                                     1,842,144
                                                                                                                   ------------

                          Materials
   410            850       1,260         Nucor Corp.                                     26,666        55,284          81,950
   810          1,700       2,510         Pactiv Corp. *                                  19,278        40,460          59,738
                                                                                                                   ------------
                                                                                                                       141,688
                                                                                                                   ------------
                                                                                                                   ------------
                          Total Common Stocks                                                                        7,920,569
                                                                                                                   ------------


                          U.S. Government Sponsored Enterprise
                          Federal National Mortgage Association
            $ 571,000              $ 571,000         0.00%, 07/01/02                                   571,000        571,000
                                                                                                                   ------------


                            Total Investments (Cost $8,872,202) (a)                    2,601,851     5,889,718      8,491,569
                            Other assets in excess of liabilities                        134,699       (20,047)       114,652
                                                                                  --------------   ------------    ------------
                            Net Assets                                               $ 2,736,550   $ 5,869,671    $ 8,606,221
                                                                                  ==============   ============   =============


*    Non-income producing security.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:



                                      Unrealized appreciation                             $ 389,260
                                      Unrealized depreciation                              (769,893)
                                                                                          ------------
                                      Net unrealized depreciation                         $ (380,633)
                                                                                          ============

* As of June 30, 2002, all securities held by the USAZ Van Kampen Strategic Growth Fund would comply with compliance guidelines and investment restrictions of the USAZ Van Kampen Aggressive Growth Fund.


See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2002
(Unaudited)

                                                                                              USAZ
                                                                               AZOA          Van Kampen
                                                                              Growth      Emerging Growth             Pro Forma
                                                                               Fund           Fund *     Adjustments   Combined
                                                                            ------------  --------------  ---------- -------------
Assets
Investments, at cost                                                        $ 3,972,076    $ 16,016,234              $ 19,988,310
                                                                            ============  ==============             =============
Investments, at value                                                       $ 3,251,078    $ 15,695,216               $18,946,294
Cash                                                                                 60             411                       471
Interest and dividends receivable                                                 7,036           6,464                    13,500
Receivable for investments sold                                                   3,734         165,960                   169,694
Receivable from Adviser                                                           2,507           1,563                     4,070
Prepaid expenses                                                                    821             492                     1,313
                                                                            ------------  --------------             -------------
Total Assets                                                                  3,265,236      15,870,106                19,135,342
                                                                            ------------  --------------             -------------
Liabilities
Dividends payable                                                                 8,263               -                     8,263
Payable for investments purchased                                                     -         216,012                   216,012
Distribution fees payable                                                         1,778           3,075                     4,853
Other accrued liabilities                                                         4,507          10,214                    14,721
                                                                            ------------  --------------             -------------
Total Liabilities                                                                14,548         229,301                   243,849
                                                                            ------------  --------------             -------------
                                                                            ------------  --------------             -------------
Net Assets                                                                  $ 3,250,688    $ 15,640,805              $ 18,891,493
                                                                            ============  ==============             =============

Net Assets Consist of:
Capital                                                                     $ 8,309,033    $ 18,066,949               $26,375,982
Undistributed net loss on investments                                              (146)        (20,156)                  (20,302)
Accumulated net realized losses on investments and foreign currency          (4,337,201)     (2,084,970)               (6,422,171)
Net unrealized appreciation/depreciation of investments and foreign currency   (720,998)       (321,018)               (1,042,016)
                                                                            ------------  --------------             -------------
                                                                            ------------  --------------             -------------
Net Assets                                                                  $ 3,250,688    $ 15,640,805              $ 18,891,493
                                                                            ============  ==============             =============

Shares of beneficial interest (unlimited shares authorized)                     522,323       2,075,273    (91,197)**   2,506,399
Net Asset Value (offering and redemption price per share)                        $ 6.22          $ 7.54                    $ 7.54
                                                                            ============  ==============             =============

* Formerly the USAZ American Growth Fund.
** The shares of beneficial interest of the acquired fund were adjusted by dividing the net assets of the acquired fund by the net asset value of the acquiring fund resulting in 431,126 adjusted shares of beneficial interest outstanding.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combining Statements of Operations
For the Period From May 1, 2001* to December 31, 2001
(Unaudited)



                                                                             USAZ
                                                                AZOA      Van Kampen
                                                               Growth      Emerging                           Pro Forma
                                                                Fund       Growth**    Adjustments ***        Combined
                                                             -----------  ------------  -------------   ---------------------
Investment Income:
Interest                                                        $ 81,504      $ 11,045                               $ 92,549
Dividends (net of foreign withholding tax of $12; $6;
and $18, respectively)                                             9,221        13,913                                 23,134
                                                             ------------  ------------                  ---------------------
                    Total Investment Income                       90,725        24,958                                115,683
                                                             ------------  ------------                  ---------------------
Expenses:
Investment advisory fees                                          49,325        23,881           6,643                 79,849
Administration fees                                               46,435        46,616         (46,384)                46,667
Distribution fees                                                 16,442         7,024              19                 23,485
Fund accounting fees                                               2,463         2,996                                  5,459
Audit fees                                                         4,697         3,815                                  8,512
Custodian fees                                                     6,258         5,947                                 12,205
Legal fees                                                         3,034         7,713                                 10,747
Trustees' fees                                                     6,666         1,693                                  8,359
Other expenses                                                    10,169         7,631                                 17,800
                                                             ------------  ------------                  ---------------------
Total expenses before waivers/reimbursements                     145,489       107,316         (39,722)               213,083
Less expenses waived/reimbursed                                  (86,299)      (76,394)         52,944               (109,749)
                                                                                                         ---------------------
                                                             ------------  ------------
Net Expenses                                                      59,190        30,922          13,222                103,334
                                                             ------------  ------------
                                                             ------------  ------------                  ---------------------
Net Investment Income/(Loss)                                      31,535        (5,964)        (13,222)                12,349
                                                             ------------  ------------                  ---------------------
Realized and Unrealized Gains/(Losses) on
Investments:
Net realized losses on investments and foreign currency       (1,959,964)     (767,439)                            (2,727,403)
Change in unrealized appreciation/depreciation in investments
and foreign currency                                           1,018,260       540,716                              1,558,976
                                                                                                         ---------------------
                                                             ------------  ------------                  ---------------------
Net realized and unrealized losses on investments               (941,704)     (226,723)                            (1,168,427)
                                                             ------------  ------------                  ---------------------
Net Decrease in Net Assets Resulting from
Operations                                                    $ (910,169)   $ (232,687)        (13,222)          $ (1,156,078)
                                                             ============  ============                  =====================

*  Commencement of operations of USAZ Van Kampen Emerging Growth Fund.
** Formerly the USAZ American Growth Fund.
*** An explanation of these adjustments is located in the notes to the pro forma financial statements.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Operations
For the Period From January 1, 2002 to June 30, 2002.
(Unaudited)



                                                                                           USAZ
                                                                           AZOA         Van Kampen
                                                                           Growth        Emerging                       Pro Forma
                                                                           Fund          Growth*    Adjustment **      Combined
                                                                       -------------  ------------- ------------  ------------------
Investment Income:
Interest                                                                    $ 5,214        $ 9,859                      $ 15,073
Dividends                                                                    63,370         21,834                        85,204
Foreign withholding tax                                                        (119)            (6)                         (125)
                                                                       -------------  -------------                ----------------
Total Investment Income                                                      68,465         31,687                       100,152
                                                                       -------------  -------------                ----------------
Expenses:
Adviser fees                                                                 40,745         40,061    5,433               86,239
Administration fees                                                          35,000         35,000  (35,000)              35,000
Distribution fees                                                            13,582         11,783                        25,365
Fund accounting fees                                                          2,304          2,653                         4,957
Custodian fees                                                                7,313         12,447                        19,760
Legal fees                                                                    1,918          4,401                         6,319
Other expenses                                                                4,819          9,342                        14,161
                                                                       -------------  -------------                ----------------
Total expenses before waivers/reimbursements                                105,681        115,687  (29,567)             191,801
Less expenses waived/reimbursed                                             (56,786)       (63,844)  40,432              (80,198)
                                                                                                                   ----------------
                                                                       -------------  -------------
Net Expenses                                                                 48,895         51,843   10,865              111,603
                                                                       -------------  -------------
                                                                       -------------  -------------                ----------------
Net Investment Income/(Loss)                                                 19,570        (20,156) (10,865)             (11,451)
                                                                       -------------  -------------                ----------------
Realized and Unrealized Gains/(Losses) on Investments:
Net realized losses on investment transactions and foreign currency      (2,049,977)    (1,317,531)                   (3,367,508)
Change in unrealized appreciation/depreciation in investments and          (160,987)      (861,734)                   (1,022,721)
foreign currency                                                                                                   ----------------
                                                                       -------------  -------------                ----------------
Net Realized and Unrealized Losses on Investments                        (2,210,964)    (2,179,265)                   (4,390,229)
                                                                       -------------  -------------                ----------------
Net Decrease in Net Assets Resulting from Operations                   $ (2,191,394)  $ (2,199,421) (10,865)        $ (4,401,680)
                                                                       =============  =============                ================

* Formerly the USAZ American Growth Fund.
** An explanation of these adjustments is located in the notes to the pro forma financial statements.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Emerging Growth Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

            USAZ Van                                                                                 USAZ Van
 AZOA        Kampen                                                                    AZOA           Kampen           Combined
Growth      Emerging     Combined                                                     Growth         Emerging           Market
 Fund      Growth Fund    Shares    Description                                        Fund        Growth Fund          Value
--------- ------------ ------------ -----------------------------------------------  ----------  ---------------  ------------------
                        Common Stocks
                        Consumer Discretionary
            7,590         7,590         Amazon.com, Inc. *                                           $ 123,338           $ 123,338
            1,690         1,690         AutoZone, Inc. *                                               130,637             130,637
            4,490         4,490         Bed Bath & Beyond, Inc. *                                      169,453             169,453
            1,780         1,780         Best Buy Company, Inc. *                                        64,614              64,614
    228                     228         Colgate-Palmolive Co.                         $ 11,411                              11,411
    730     2,110         2,840         Costco Wholesale Corp. *                        28,193          81,488             109,681
            2,530         2,530         Darden Restaurants, Inc.                                        62,491              62,491
            5,060         5,060         eBay, Inc. *                                                   311,796             311,796
    912                     912         Ford Motor Co.                                  14,592                              14,592
    570     1,690         2,260         Gannett Company, Inc.                           43,264         128,271             171,535
            3,370         3,370         General Motors Corp.                                           180,127             180,127
    228                     228         Gillette Co.                                     7,722                               7,722
            2,530         2,530         Harley-Davidson, Inc.                                          129,713             129,713
            1,500         1,500         Harrah's Entertainment, Inc. *                                  66,525              66,525
    535                     535         Home Depot, Inc.                                19,651                              19,651
     27                      27         J.M. Smucker Co.                                   922                                 922
    148                     148         Kimberly-Clark Corp.                             9,176                               9,176
    355     2,950         3,305         Kohl's Corp. *                                  24,878         206,736             231,614
            2,240         2,240         Lennar Corp.                                                   137,088             137,088
            2,950         2,950         Limited, Inc.                                                   62,835              62,835
    752     6,580         7,332         Lowe's Companies, Inc.                          34,141         298,731             332,872
    274                     274         McDonald's Corp.                                 7,795                               7,795
            1,690         1,690         MGM Mirage *                                                    57,038              57,038
            5,900         5,900         Office Depot, Inc. *                                            99,120              99,120
  1,292                   1,292         Pier 1 Imports, Inc.                            27,132                              27,132
            1,690         1,690         Ross Stores, Inc.                                               68,868              68,868
  1,450                   1,450         Safeway, Inc. *                                 42,325                              42,325
            2,950         2,950         Sears, Roebuck & Co.                                           160,185             160,185
            4,220         4,220         Staples, Inc. *                                                 83,134              83,134
            6,750         6,750         Starbucks Corp. *                                              167,738             167,738
            2,110         2,110         Starwood Hotels & Resorts Worldwide, Inc.                       69,398              69,398
  1,038                   1,038         Target Corp.                                    39,548                              39,548
    479     5,900         6,379         Viacom, Inc., Class B *                         21,253         261,783             283,036
  1,573     5,060         6,633         Wal-Mart Stores, Inc.                           86,530         278,350             364,880
            2,280         2,280         YUM! Brands, Inc. *                                             66,690              66,690
                                                                                                                  -----------------
                                                                                                                         3,884,680
                                                                                                                  -----------------
                         Consumer Staples
    314     3,650         3,964         Anheuser-Busch Companies, Inc.                  15,700         182,500             198,200
            1,690         1,690         Avon Products, Inc.                                             88,286              88,286
    604     2,530         3,134         Coca-Cola Co.                                   33,824         141,680             175,504
            3,370         3,370         Kraft Foods, Inc., Class A                                     138,002             138,002
  1,231     3,370         4,601         PepsiCo, Inc.                                   59,334         162,434             221,768
  1,026     2,770         3,796         Philip Morris Companies, Inc.                   44,816         120,994             165,810
    342     3,550         3,892         Procter & Gamble Co.                            30,541         317,014             347,555
            3,610         3,610         Walgreen Co.                                                   139,454             139,454
                                                                                                                  -----------------
                                                                                                                         1,474,579
                                                                                                                  -----------------
                         Energy
              950           950         Anadarko Petroleum Corp.                                        46,835              46,835
    486     2,950         3,436         Apache Corp.                                    27,935         169,565             197,500
            3,370         3,370         Baker Hughes, Inc.                                             112,187             112,187
            4,220         4,220         BJ Services Co. *                                              142,974             142,974
    296                     296         ChevronTexaco Corp.                             26,196                              26,196
    456                     456         Cinergy Corp.                                   16,411                              16,411
            1,100         1,100         Devon Energy Corp.                                              54,208              54,208
    601                     601         Dominion Resources, Inc.                        39,786                              39,786
  2,280                   2,280         Exxon Mobil Corp.                               93,297                              93,297
    151                     151         GlobalSantaFe Corp.                              4,130                               4,130
            1,800         1,800         Noble Corp. *                                                   69,480              69,480
     64                      64         Patterson-UTI Energy, Inc. *                     1,807                               1,807
    258                     258         Royal Dutch Petroleum Co., NY Shares            14,260                              14,260
            2,110         2,110         Smith International, Inc. *                                    143,881             143,881
            2,950         2,950         Transocean, Inc.                                                91,893              91,893
  1,867                   1,867         TXU Corp.                                       96,244                              96,244
    200     2,950         3,150         Weatherford International, Inc. *                8,640         127,440             136,080
                                                                                                                  -----------------
                                                                                                                         1,287,169
                                                                                                                  -----------------
                         Financials
            4,950         4,950         American Express Co.                                           179,784             179,784
    752                     752         American International Group, Inc.              51,309                              51,309
            1,260         1,260         Arthur J. Gallagher & Co.                                       43,659              43,659
    502     1,690         2,192         Bank of America Corp.                           35,321         118,908             154,229
  2,052                   2,052         Citigroup, Inc.                                 79,515                              79,515
    798     1,260         2,058         Fannie Mae                                      58,853          92,925             151,778
    570     1,690         2,260         Fifth Third Bancorp                             37,991         112,639             150,630
    456                     456         FleetBoston Financial Corp.                     14,752                              14,752


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Emerging Growth Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

            USAZ Van                                                                                 USAZ Van
 AZOA        Kampen                                                                    AZOA           Kampen           Combined
Growth      Emerging     Combined                                                     Growth         Emerging           Market
 Fund      Growth Fund    Shares    Description                                        Fund        Growth Fund          Value
--------- ------------ ------------ -----------------------------------------------  ----------  ---------------  ------------------
    524                     524         Household International, Inc.                   26,043                              26,043
    866                     866         J.P. Morgan Chase & Co.                         29,375                              29,375
    410                     410         Legg Mason, Inc.                                20,229                              20,229
    479                     479         Lehman Brothers Holdings, Inc.                  29,947                              29,947
            2,110         2,110         MBNA Corp.                                                      69,778              69,778
    524                     524         Merrill Lynch & Company, Inc.                   21,222                              21,222
    456                     456         Morgan Stanley Dean Witter & Co.                19,644                              19,644
            1,180         1,180         North Fork Bancorporation, Inc.                                 46,976              46,976
            1,520         1,520         Progressive Corp.                                               87,932              87,932
              840           840         Prudential Financial, Inc. *                                    28,022              28,022
            3,370         3,370         SouthTrust Corp.                                                88,024              88,024
  4,500                   4,500         State Street Corp.                             201,150                             201,150
            2,110         2,110         Wachovia Corp.                                                  80,560              80,560
            1,350         1,350         Washington Mutual, Inc.                                         50,099              50,099
            4,220         4,220         Wells Fargo & Co.                                              211,253             211,253
                                                                                                                  -----------------
                                                                                                                         1,835,910
                                                                                                                  -----------------
                         Health Care
  1,026                   1,026         Abbott Laboratories                             38,629                              38,629
            2,110         2,110         AmerisourceBergen Corp.                                        160,360             160,360
    912                     912         Amgen, Inc. *                                   38,195                              38,195
    239     1,700         1,939         Baxter International, Inc.                      10,624          75,565              86,189
            2,700         2,700         Boston Scientific Corp. *                                       79,164              79,164
    228                     228         Cardinal Health, Inc.                           14,001                              14,001
            1,690         1,690         Express Scripts, Inc. *                                         84,686              84,686
            1,100         1,100         Forest Laboratories, Inc. *                                     77,880              77,880
            5,900         5,900         Gilead Sciences, Inc. *                                        193,992             193,992
            4,420         4,420         HCA-The Healthcare Co.                                         209,949             209,949
  1,140                   1,140         Health Management Associates, Inc., Class A *   22,971                              22,971
    931     3,170         4,101         Johnson & Johnson                               48,653         165,664             214,317
    370     2,530         2,900         Medtronic, Inc.                                 15,855         108,411             124,266
    638                     638         Merck & Company, Inc.                           32,308                              32,308
            3,100         3,100         Millennium Pharmaceuticals, Inc. *                              37,665              37,665
  2,342     1,850         4,192         Pfizer, Inc.                                    81,971          64,750             146,721
    852                     852         Pharmacia Corp.                                 31,907                              31,907
            1,690         1,690         Quest Diagnostics, Inc. *                                      145,425             145,425
            1,260         1,260         St. Jude Medical, Inc. *                                        93,051              93,051
            3,370         3,370         Tenet Healthcare Corp. *                                       241,123             241,123
            3,370         3,370         UnitedHealth Group, Inc.                                       308,523             308,523
            1,760         1,760         WellPoint Health Networks, Inc. *                              136,946             136,946
            1,260         1,260         Zimmer Holdings, Inc. *                                         44,932              44,932
                                                                                                                  -----------------
                                                                                                                         2,563,200
                                                                                                                  -----------------
                         Industrials
    114     1,690         1,804         3M Co.                                          14,022         207,870             221,892
            3,160         3,160         Apollo Group, Inc., Class A *                                  124,567             124,567
    524                     524         Avery Dennison Corp.                            32,881                              32,881
    256                     256         Boeing Co.                                      11,520                              11,520
    160                     160         Caterpillar, Inc.                                7,832                               7,832
  1,186     6,750         7,936         Concord EFS, Inc. *                             35,746         203,445             239,191
            1,260         1,260         Danaher Corp.                                                   83,601              83,601
    502     5,060         5,562         First Data Corp.                                18,674         188,232             206,906
            1,610         1,610         General Dynamics Corp.                                         171,224             171,224
  2,850     3,370         6,220         General Electric Co.                            82,793          97,899             180,692
            2,110         2,110         H&R Block, Inc.                                                 97,377              97,377
    296                     296         Honeywell International, Inc.                   10,428                              10,428
    228                     228         Illinois Tool Works, Inc.                       15,572                              15,572
            1,860         1,860         L-3 Communications Holdings, Inc. *                            100,440             100,440
            4,220         4,220         Lockheed Martin Corp.                                          293,289             293,289
              900           900         Northrop Grumman Corp.                                         112,500             112,500
            1,750         1,750         Southwest Airlines Co.                                          28,280              28,280
    364     1,760         2,124         United Technologies Corp.                       24,716         119,504             144,220
    747                     747         Waste Management, Inc.                          19,459                              19,459
                                                                                                                  -----------------
                                                                                                                         2,101,871
                                                                                                                  -----------------
                         Information Technology
            1,690         1,690         Affiliated Computer Services, Inc., Class A *                   80,241              80,241
    429                     429         Analog Devices, Inc. *                          12,741                              12,741
  1,254                   1,254         AOL Time Warner, Inc. *                         18,446                              18,446
    430    12,500        12,930         Applied Materials, Inc. *                        8,179         237,750             245,929
    456                     456         Automatic Data Processing, Inc.                 19,859                              19,859
            4,520         4,520         Broadcom Corp., Class A *                                       79,281              79,281
  2,736    13,220        15,956         Cisco Systems, Inc. *                           38,167         184,419             222,586
    616                     616         Clear Channel Communications, Inc.*             19,724                              19,724
    643     6,750         7,393         Dell Computer Corp. *                           16,808         176,445             193,253
            4,220         4,220         Electronic Arts, Inc. *                                        278,730             278,730
    293                     293         Electronic Data Systems Corp.                   10,885                              10,885
    812                     812         Hewlett-Packard Co.                             12,407                              12,407
  2,080                   2,080         Intel Corp.                                     38,002                              38,002
            2,750         2,750         Intuit, Inc. *                                                 136,730             136,730
    153                     153         KLA-Tencor Corp. *                               6,730                               6,730


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Van Kampen Emerging Growth Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

            USAZ Van                                                                                 USAZ Van
 AZOA        Kampen                                                                    AZOA           Kampen           Combined
Growth      Emerging     Combined                                                     Growth         Emerging           Market
 Fund      Growth Fund    Shares    Description                                        Fund        Growth Fund          Value
--------- ------------ ------------ -----------------------------------------------  ----------  ---------------  ------------------
  1,368                   1,368         Liberty Media Corp., Class A *                  13,680                              13,680
            4,460         4,460         Linear Technology Corp.                                        140,178             140,178
            3,570         3,570         Maxim Integrated Products, Inc. *                              136,838             136,838
            7,585         7,585         Microchip Technology, Inc. *                                   208,057             208,057
    524     4,500         5,024         Micron Technology, Inc. *                       10,595          90,990             101,585
  1,751     3,640         5,391         Microsoft Corp. *                               95,780         199,108             294,888
    888                     888         Motorola, Inc.                                  12,805         182,413             195,218
            2,720         2,720         Novellus Systems, Inc. *                                        92,480              92,480
    456                     456         Omnicom Group, Inc.                             20,885                              20,885
  1,334     5,550         6,884         Oracle Corp. *                                  12,633          52,559              65,192
    624                     624         PeopleSoft, Inc. *                               9,285                               9,285
            2,530         2,530         QLogic Corp. *                                                  96,393              96,393
    684                     684         Sprint Corp. (PCS Group) *                       3,057                               3,057
    963     2,530         3,493         Symantec Corp. *                                31,635          83,111             114,746
            1,800         1,800         Synopsys, Inc. *                                                98,658              98,658
  1,368     8,430         9,798         Texas Instruments, Inc.                         32,422         199,791             232,213
    912                     912         Verizon Communications, Inc.                    36,617                              36,617
  9,000                   9,000         Winstar Communications, Inc. *                       -                                   -
  9,900                   9,900         WorldCom, Inc. *                                 8,217                               8,217
            7,590         7,590         Yahoo! Inc. *                                                  112,028             112,028
                                                                                                                  -----------------
                                                                                                                         3,355,759
                                                                                                                  -----------------
                         Materials
    456                     456         Alcoa, Inc.                                     15,116                              15,116
              610           610         Ball Corp.                                                      25,303              25,303
    456                     456         E. I. du Pont de Nemours and Co.                20,246                              20,246
            1,260         1,260         Newmont Mining Corp.                                            33,176              33,176
            1,010         1,010         Nucor Corp.                                                     65,690              65,690
    198                     198         Praxair, Inc.                                   11,280                              11,280
                                                                                                                  -----------------
                                                                                                                           170,811
                                                                                                                  -----------------
                                                                                                                  -----------------
                              Total Common Stocks                                                                       16,673,979
                                                                                                                  -----------------

                      U.S. Government Sponsored Enterprise
                      Federal National Mortgage Association
       $ 1,723,000            $1,723,000         1.90%, 07/01/02                                     1,723,000           1,723,000
400,000                                   400,000         0.00%, 07/16/02              399,720                             399,720
                                                                                                                   -----------------
                                Total U.S. Government Sponsored Enterprises                                              2,122,720
                                                                                                                   -----------------


                                Investment Company
149,595                                   149,595         Valiant Sweep Account       149,595                              149,595
                                                                                                                   -----------------




                                   Total Investments (Cost $19,988,310) (a)         3,251,078        15,695,216         18,946,294
                                   Liabilities in excess of other assets                 (390)          (54,411)           (54,801)
                                                                                --------------- ----------------  ------------------
                                   Net Assets                                     $ 3,250,688      $ 15,640,805       $ 18,891,493
                                                                                =============== ================  =================

____________

*    Non-income producing security.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

             Unrealized appreciation                                   $ 651,693
             Unrealized depreciation                                 (1,693,709)
                                                               ---------------------
             Net unrealized depreciation                             $ (1,042,016)
                                                               =====================

* As of June 30, 2002, all securities held by the AZOZ Growth Fund would comply with compliance guidelines and investment restrictions of the USAZ Van Kampen Emerging Growth Fund.

See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Assets and Liabilities
As of June 30, 2002
(Unaudited)


                                                                             AZOA Global    USAZ Templeton
                                                                            Opportunities Developed Markets              Pro Forma
                                                                                Fund             Fund     Adjustments    Combined
                                                                            ------------- ---------------  ---------- -------------
Assets
Investments, at cost                                                         $ 1,806,996     $ 5,174,958               $ 6,981,954
                                                                            ============= ===============             =============
Investments, at value                                                        $ 1,776,458     $ 5,335,530               $ 7,111,988
Cash                                                                                  99       1,071,601                 1,071,700
Foreign currency, at value *                                                         750               -                       750
Interest and dividends receivable                                                  6,380           7,346                    13,726
Receivable for investments sold                                                4,499,596          42,186                 4,541,782
Receivable from Adviser                                                            2,503           5,959                     8,462
Reclaim receivable                                                                 3,567           2,049                     5,616
Prepaid expenses                                                                     556             385                       941
                                                                            ------------- ---------------             -------------
Total Assets                                                                   6,289,909       6,465,056                12,754,965
                                                                            ------------- ---------------             -------------
Liabilities
Foregn currency overdraft, at value **                                                 -           9,718                     9,718
Dividends payable                                                                 10,205          38,551                    48,756
Payable for investments purchased                                                      -         358,928                   358,928
Distribution fees payable                                                          1,333           1,199                     2,532
Other accrued liabilities                                                          1,931           5,258                     7,189
                                                                            ------------- ---------------             -------------
Total Liabilities                                                                 13,469         413,654                   427,123
                                                                            ------------- ---------------             -------------
                                                                            ------------- ---------------             -------------
Net Assets                                                                   $ 6,276,440     $ 6,051,402               $12,327,842
                                                                            ============= ===============             =============

Net Assets Consist of:
Capital                                                                     $ 10,642,062     $ 5,853,684              $ 16,495,746
Undistributed net investment income/(loss)                                        (2,047)          4,950                     2,903
Accumulated net realized gains/(loss) on investments and foreign currency     (4,338,534)         31,606                (4,306,928)
Net unrealized appreciation/depreciation of investments and foreign currency     (25,041)        161,162                   136,121
                                                                            ------------- ---------------             -------------
                                                                            ------------- ---------------             -------------
Net Assets                                                                   $ 6,276,440     $ 6,051,402               $12,327,842
                                                                            ============= ===============             =============

Shares of beneficial interest (unlimited shares authorized)                    1,098,312         583,708  (493,062)***   1,188,958
Net Asset Value (offering and redemption price per share)                         $ 5.71         $ 10.37                   $ 10.37
                                                                            ============= ===============             =============

* Foreign  currency at cost for the USAZ  Templeton  Developed  Markets Fund was
$714.
** Foreign currency overdraft at cost for the USAZ Templeton Developed Markets Fund was $9,442.
*** The shares of beneficial interest of the acquired fund were adjusted by dividing the net assets of the acquired fund by the net asset value of the acquiring fund resulting in 605,250 adjusted shares of beneficial interest outstanding.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Operations
For the Period From November 5, 2001* to December 31, 2001
(Unaudited)




                                                                AZOA Global    USAZ Templeton
                                                               Opportunities Developed Markets                 Pro Forma
                                                                   Fund             Fund     Adjustments **    Combined
                                                               -----------  ---------------  -----------  ---------------------
Investment Income:
Interest                                                          $ 1,670           $ -                                $ 1,670
Dividends (net of foreign withholding tax of $116; $361;
and $476, respectively)                                             9,368         5,995                                 15,363
                                                               -----------  ------------                  ---------------------
                    Total Investment Income                        11,038         5,995                                 17,033
                                                               -----------  ------------                  ---------------------
Expenses:
Investment advisory fees                                           10,190         7,154            (787)                16,557
Administration fees                                                 6,469        11,659          (6,461)                11,667
Distribution fees                                                   2,682         2,044               5                  4,731
Fund accounting fees                                                  690         1,694                                  2,384
Audit fees                                                            184         3,201                                  3,385
Custodian fees                                                      1,336           700                                  2,036
Legal fees                                                             53         1,510                                  1,563
Trustees' fees                                                        689           359                                  1,048
Other Expenses                                                        987           790                                  1,777
                                                               -----------  ------------                  ---------------------
Total expenses before waivers/reimbursements                       23,280        29,111          (7,243)                45,148
Less expenses waived/reimbursed                                    (7,739)      (18,892)          5,137                (21,494)
                                                                                                          ---------------------
                                                               -----------  ------------
Net Expenses                                                       15,541        10,219          (2,106)                23,654
                                                               -----------  ------------
                                                               -----------  ------------                  ---------------------
Net Investment Income/(Loss)                                       (4,503)       (4,224)          2,106                 (6,621)
                                                               -----------  ------------                  ---------------------
Realized and Unrealized Gains/(Losses) on
Investments:
Net realized gains/(losses) on investments and foreign currency  (210,637)        9,071                               (201,566)
Change in unrealized appreciation/depreciation in investments
and foreign currency                                              478,292       129,030                                607,322
                                                                                                          ---------------------
                                                               -----------  ------------                  ---------------------
Net realized and unrealized gains/(losses) on investments         267,655       138,101                                405,756
                                                               -----------  ------------                  ---------------------
Net increase/(decrease) in Net Assets Resulting from
Operations                                                      $ 263,152     $ 133,877           2,106              $ 399,135
                                                               ===========  ============                  =====================

* Commencement of operations of USAZ Templeton Developed Markets Fund.
** An explanation of these adjustments is located in the notes to the pro forma financial statements.

See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Pro Forma Combined Statements of Operations
For the Period From January 1, 2002 to June 30, 2002.
(Unaudited)




                                                                            AZOA Global   USAZ Templeton
                                                                           Opportunities Developed Markets                Pro Forma
                                                                                Fund          Fund       Adjustment *   Combined
                                                                             ----------- --------------- ------------- -------------
Investment Income:
Interest                                                                        $ 5,357          $ -                    $ 5,357
Dividends                                                                        58,778       95,367                    154,145
Foreign withholding tax                                                          (2,730)     (11,101)                   (13,831)
                                                                             ----------- ------------              -------------
Total Investment Income                                                          61,405       84,266                    145,671
                                                                             ----------- ------------              -------------
Expenses:
Adviser fees                                                                     32,635       23,962     (2,570)         54,027
Administration fees                                                              35,000       35,000    (35,000)         35,000
Distribution fees                                                                 8,588        6,846                     15,434
Fund accounting fees                                                              4,362        4,844                      9,206
Custodian fees                                                                    8,903       14,890                     23,793
Legal fees                                                                        1,662        1,730                      3,392
Other expenses                                                                    5,048        3,920                      8,968
                                                                             ----------- ------------              -------------
Total expenses before waivers/reimbursements                                     96,198       91,192    (37,570)        149,820
Less expenses waived/reimbursed                                                 (44,385)     (56,961)    28,707         (72,639)
                                                                                                                   -------------
                                                                             ----------- ------------
Net Expenses                                                                     51,813       34,231     (8,863)         77,181
                                                                             ----------- ------------
                                                                             ----------- ------------              -------------
Net Investment Income                                                             9,592       50,035      8,863          68,490
                                                                             ----------- ------------              -------------
Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on investment transactions and foreign currency  (1,023,018)      31,606                   (991,412)
Change in unrealized appreciation/depreciation in investments and               158,098       32,132                    190,230
 foreign currency                                                                                                  -------------
                                                                             ----------- ------------              -------------
Net Realized and Unrealized Gains/(Losses) on Investments                      (864,920)      63,738                   (801,182)
                                                                             ----------- ------------              -------------
Net Increase/(Decrease) in Net Assets Resulting from Operations              $ (855,328)   $ 113,773      8,863      $ (732,692)
                                                                             =========== ============              =============

* An explanation of these adjustments is located in the notes to the pro forma financial statements.

         See accompanying notes to the pro forma financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Templeton Developed Markets Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

                  USAZ                                                                                    USAZ
    AZOA       Templeton                                                                     AZOA       Templeton
   Global      Developed                                                                    Global      Developed      Combined
Opportunities   Markets    Combined                                                     Opportunities    Markets        Market
    Fund          Fund      Shares             Description                                   Fund          Fund         Value
-------------- --------- ----------- ---   --------------------------------------------- ------------  ------------- ---------------

                          Common Stocks
                          Aerospace/Defense
               20,340      20,340    BAE SYSTEMS plc                                                         $ 103,865    $ 103,865
               21,700      21,700    Rolls-Royce plc                                                            53,585       53,585
       91                      91    United Technologies Corp.                                $ 6,179                         6,179
                                                                                                                       -------------
                                                                                                                            163,629
                                                                                                                       -------------
                          Automobiles
      103                     103    PSA Peugeot Citroen                                        5,346                         5,346
      100                     100    Toyota Motor Corp.                                         2,653                         2,653
                1,200       1,200    Volkswagen AG                                                              58,308       58,308
                2,800       2,800    Volvo AB, B Shares                                                         58,038       58,038
                                                                                                                       -------------
                                                                                                                            124,345
                                                                                                                       -------------
                          Banking/Financial Services
                3,950       3,950    Abbey National plc                                                         46,482       46,482
      101                     101    American Express Co.                                       3,668                         3,668
               15,800      15,800    Banca Nazionale del Lavoro SpA                                             27,541       27,541
      575                     575    Barclays plc                                               4,838                         4,838
       96                      96    BNP Paribas SA                                             5,309                         5,309
      237                     237    Citigroup, Inc.                                            9,184                         9,184
      144                     144    Credit Suisse Group *                                      4,572                         4,572
                3,000       3,000    DBS Group Holdings, Ltd.                                                   21,055       21,055
       28                      28    Fannie Mae                                                 2,065                         2,065
                5,680       5,680    ForeningsSparbanken AB                                                     72,000       72,000
      138                     138    Fortis                                                     2,941                         2,941
                4,800       4,800    HSBC Holdings plc, Hong Kong Regisered Shares                              55,077       55,077
                3,710       3,710    ING Groep NV                                                               95,264       95,264
      557       6,220       6,777    Lloyds TSB Group plc                                       5,544           61,912       67,456
       59                      59    MBNA Corp.                                                 1,951                         1,951
       87                      87    Mellon Financial Corp.                                     2,734                         2,734
       39                      39    Merrill Lynch & Company, Inc.                              1,580                         1,580
      237                     237    Mitsubishi Tokyo Financial Group, Inc., ADR                1,612                         1,612
                4,300       4,300    National Australia Bank, Ltd.                                              85,456       85,456
    1,800                   1,800    Nomura Holdings, Inc.                                     26,430                        26,430
               11,340      11,340    Nordea AB                                                                  61,694       61,694
                5,400       5,400    Sampo Oyj, Class A                                                         42,131       42,131
                6,190       6,190    Sanpaolo IMI SpA                                                           62,111       62,111
    1,000                   1,000    Sumitomo Mitsui Banking Corp.                              4,881                         4,881
       73       1,000       1,073    UBS AG, Registered Shares *                                3,671           50,292       53,963
       87                      87    Wells Fargo & Co.                                          4,355                         4,355
                                                                                                                       -------------
                                                                                                                            766,350
                                                                                                                       -------------
                          Beverages
       63                      63    PepsiCo, Inc.                                              3,037                         3,037
                                                                                                                       -------------
                          Biotechnology
       39                      39    Amgen, Inc. *                                              1,633                         1,633
                                                                                                                       -------------
                          Chemicals
                1,100       1,100    Akzo Nobel NV                                                              47,898       47,898
                1,300       1,300    BASF AG                                                                    60,277       60,277
                2,020       2,020    Clariant AG, Registered Shares *                                           48,047       48,047
                7,290       7,290    Imperial Chemical Industries plc                                           35,448       35,448
                                                                                                                       -------------
                                                                                                                            191,670
                                                                                                                       -------------
                          Computers
      213                     213    Cisco Systems, Inc. *                                      2,971                         2,971
      126                     126    Citrix Systems, Inc. *                                       761                           761
      237                     237    EMC Corp. *                                                1,789                         1,789
      261                     261    Hewlett-Packard Co.                                        3,988                         3,988
       32                      32    International Business Machines Corp.                      2,304                         2,304
                2,200       2,200    Meitec Corp.                                                               72,685       72,685
      115                     115    Microsoft Corp. *                                          6,291                         6,291
      100                     100    OBIC Company, Ltd.                                        21,693                        21,693
      158                     158    Oracle Corp. *                                             1,496                         1,496
      245                     245    Sun Microsystems, Inc. *                                   1,227                         1,227
                                                                                                                       -------------
                                                                                                                            115,205
                                                                                                                       -------------
                          Diversified
                1,470       1,470    Bayer AG                                                                   46,602       46,602
                8,000       8,000    Hutchison Whampoa, Ltd.                                                    59,743       59,743
               25,000      25,000    Invensys plc                                                               33,916       33,916
      100                     100    Shin-Etsu Chemical Company, Ltd.                           4,297                         4,297
                8,000       8,000    Swire Pacific, Ltd., Class A                                               40,923       40,923
                                                                                                                       -------------
                                                                                                                            185,481
                                                                                                                       -------------
                          Electronics
               10,000       10,000    Hitachi, Ltd.                                                              64,659       64,659
      162                      162    Intel Corp.                                                2,960                         2,960
    1,000       7,000        8,000    NEC Corp.                                                  6,958           48,707       55,665
      157       3,025        3,182    Philips Electronics NV                                     4,383           84,456       88,839
       26                       26    Samsung Electronics Company, Ltd.                          3,570                         3,570
      100         400          500    Sony Corp.                                                 5,281           21,125       26,406
      105                      105    Taiwan Semiconductor Manufacturing Company, Ltd. *         1,361                         1,361
      100                      100    Toshiba Corp.                                                407                           407
                                                                                                                       -------------
                                                                                                                             243,867
                                                                                                                       -------------
                          Food
      654                     654    Compass Group plc                                          3,968                         3,968
                4,500       4,500    J Sainsbury plc                                                            24,419       24,419
       21                      21    Nestle SA, Registered Shares                               4,896                         4,896
               16,200      16,200    Northern Foods plc                                                         43,461       43,461
                2,600       2,600    Sobeys, Inc.                                                               69,919       69,919
                                                                                                                       -------------
                                                                                                                            146,663
                                                                                                                       -------------


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Templeton Developed Markets Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

                  USAZ                                                                                    USAZ
    AZOA       Templeton                                                                     AZOA       Templeton
   Global      Developed                                                                    Global      Developed      Combined
Opportunities   Markets    Combined                                                     Opportunities    Markets        Market
    Fund          Fund      Shares             Description                                   Fund          Fund         Value
-------------- --------- ----------- ---   --------------------------------------------- ------------  ------------- ---------------
                          Health Care
                6,690       6,690    Amersham plc                                                               59,284       59,284
       79                      79    Johnson & Johnson                                          4,129                         4,129
       91                      91    Medtronic, Inc.                                            3,899                         3,899
       25                      25    UnitedHealth Group, Inc.                                   2,289                         2,289
                                                                                                                       -------------
                                                                                                                             69,601
                                                                                                                       -------------
                          Hotels/Motels
      108                     108    Accor SA                                                   4,381                         4,381
                                                                                                                       -------------
                          Household
       39                      39    Colgate-Palmolive Co.                                      1,952                         1,952
                6,500       6,500    Unilever plc                                                               59,250       59,250
                                                                                                                       -------------
                                                                                                                             61,202
                                                                                                                       -------------
                          Insurance
                2,140       2,140    ACE, Ltd.                                                                  67,624       67,624
       71                      71    American International Group, Inc.                         4,844                         4,844
      221       3,220       3,441    Axa                                                        4,042           58,895       62,937
      395                     395    Prudential plc                                             3,613                         3,613
                4,010       4,010    RAS SpA                                                                    53,820       53,820
       60         830         890    Swiss Re, Registered Shares                                5,866           81,143       87,009
                  780         780    XL Capital, Ltd., Class A                                                  66,066       66,066
                5,000       5,000    Yasuda Fire & Marine Insurance Company, Ltd.                               30,619       30,619
                                                                                                                       -------------
                                                                                                                            376,532
                                                                                                                       -------------
                          Manufacturing
                4,864       4,864    Alstom                                                                     51,447       51,447
       59                      59    American Standard Companies, Inc. *                        4,431                         4,431
      178                     178    CRH plc                                                    2,901                         2,901
      100                     100    Fanuc, Ltd.                                                5,023                         5,023
    1,000                   1,000    Fuji Photo Film Company, Ltd.                             32,287                        32,287
      209                     209    General Electric Co.                                       6,071                         6,071
        2                       2    Givaudan SA                                                  806                           806
       33                      33    ITT Industries, Inc.                                       2,330                         2,330
                2,530       2,530    KCI Konecranes International                                               84,954       84,954
               11,000      11,000    Komatsu, Ltd.                                                              39,371       39,371
                1,300       1,300    Michelin (CGDE), Class B                                                   52,678       52,678
    1,000                   1,000    Minebea Company, Ltd.                                      5,874                         5,874
      100                     100    Murata Manufacturing Company, Ltd.                         6,424                         6,424
    1,000                   1,000    Nikon Corp.                                               11,071                        11,071
                1,130       1,130    Norsk Hydro ASA                                                            53,908       53,908
    2,000                   2,000    Oji Paper Company, Ltd.                                   11,429                        11,429
                  900         900    Pechiney SA, A Shares                                                      41,109       41,109
      210                     210    Reckitt Benckiser plc                                      3,768                         3,768
       41                      41    Schneider Electric SA                                      2,205                         2,205
                3,610       3,610    Smiths Group plc                                                           46,883       46,883
                1,300       1,300    Societe BIC SA                                                             51,997       51,997
      233       5,160       5,393    Stora Enso Oyj, Registered Shares                          3,265           72,312       75,577
      170                     170    Tyco International, Ltd.                                   2,297                         2,297
       99       1,480       1,579    UPM-Kymmene Oyj                                            3,897           58,261       62,158
                                                                                                                       -------------
                                                                                                                            656,999
                                                                                                                       -------------
                          Media
      150                    150    AOL Time Warner, Inc. *                                    2,207                         2,207
       87                     87    Clear Channel Communications, Inc. *                       2,786                         2,786
        2                      2    Fuji Television Network, Inc                              11,563                        11,563
                                                                                                                       ------------
                                                                                                                            16,556
                                                                                                                       ------------
                          Metals/Mining
       55                      55    Alcoa, Inc.                                                1,823                         1,823
               18,330      18,330    BHP Billiton plc                                                           99,887       99,887
   22,000                  22,000    Nippon Steel Corp.                                        34,323                        34,323
      325                     325    Rio Tinto plc                                              5,960                         5,960
                                                                                                                       -------------
                                                                                                                            141,993
                                                                                                                       -------------
                          Oil/Gas
       75       6,730       6,805    ENI SpA, ADR                                               6,000          107,008      113,008
      197                     197    Exxon Mobil Corp.                                          8,061                         8,061
               17,010      17,010    Fortum Oyj                                                                 98,107       98,107
                5,170       5,170    Huskey Energy, Inc.                                                        56,632       56,632
                1,220       1,220    IHC Caland NV                                                              72,955       72,955
                6,390       6,390    Repsol YPF SA                                                              75,351       75,351
       41                      41    Schlumberger, Ltd.                                         1,907                         1,907
                8,950       8,950    Shell Transport & Trading Co. plc                                          67,530       67,530
       62         400         462    TotalFinaElf SA, Class B                                  10,066           64,945       75,011
                4,380       4,380    TransCanada PipeLines, Ltd.                                                66,237       66,237
       50                      50    Valero Energy Corp.                                        1,871                         1,871
                                                                                                                       -------------
                                                                                                                            636,670
                                                                                                                       -------------
                          Paper/Forest Products
                1,650       1,650    Holmen AB, B Shares *                                                      43,806       43,806
               28,690      28,690    Jefferson Smurfit Group plc                                                87,711       87,711
                                                                                                                       -------------
                                                                                                                            131,517
                                                                                                                       -------------
                          Pharmaceuticals
       67                      67    Abbott Laboratories                                        2,523                         2,523
       45                      45    Altana AG                                                  2,267                         2,267
       71                      71    AmerisourceBergen Corp.                                    5,396                         5,396
       71       1,010       1,081    Aventis SA, ADR                                            5,001           71,569       76,570
    1,000                   1,000    Chugai Pharmaceutical Company, Ltd.                       11,963                        11,963
                2,560       2,560    Elan Corp. plc, ADR *                                                      14,003       14,003
                1,738       1,738    Gehe AG                                                                    73,808       73,808
      141                     141    GlaxoSmithKline plc                                        3,048                         3,048
                1,500       1,500    Merck KGaA                                                                 40,368       40,368
                2,000       2,000    Ono Pharmaceutical Company, Ltd.                                           71,417       71,417


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Templeton Developed Markets Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

                  USAZ                                                                                    USAZ
    AZOA       Templeton                                                                     AZOA       Templeton
   Global      Developed                                                                    Global      Developed      Combined
Opportunities   Markets    Combined                                                     Opportunities    Markets        Market
    Fund          Fund      Shares             Description                                   Fund          Fund         Value
-------------- --------- ----------- ---   --------------------------------------------- ------------  ------------- ---------------
      213                     213    Pfizer, Inc.                                               7,455                         7,455
       43                      43    Schering AG                                                2,690                         2,690
                5,807       5,807    Shire Pharmaceuticals Group plc *                                          51,339       51,339
       55                      55    Wyeth                                                      2,816                         2,816
                                                                                                                       -------------
                                                                                                                            365,663
                                                                                                                       -------------
                          Publishing
                7,700       7,700    United Business Media plc                                                  51,056       51,056
                3,080       3,080    Wolters Kluwer NV                                                          58,464       58,464
                                                                                                                       -------------
                                                                                                                            109,520
                                                                                                                       -------------
                          Real Estate
               10,000      10,000    Cheung Kong (Holdings), Ltd.                                               83,334       83,334
                9,050       9,050    Lend Lease Corporation, Ltd.                                               53,550       53,550
                                                                                                                       -------------
                                                                                                                            136,884
                                                                                                                       -------------
                          Retail/Wholesale
                  750         750    Adidas-Salomon AG                                                          61,478       61,478
       99                      99    Family Dollar Stores, Inc.                                 3,490                         3,490
      100                     100    Fast Retailing Company, Ltd.                               2,169                         2,169
                  290         290    Galeries Lafayette SA                                                      36,631       36,631
      107                     107    Lowe's Companies, Inc.                                     4,857                         4,857
                9,228       9,228    Marks & Spencer Group plc                                                  52,432       52,432
      142                     142    Safeway, Inc. *                                            4,145                         4,145
      100                     100    Saizeriya Company, Ltd.                                    2,603                         2,603
                8,000       8,000    Toto, Ltd.                                                                 37,377       37,377
       55                      55    Wal-Mart Stores, Inc.                                      3,026                         3,026
       59                      59    YUM! Brands, Inc. *                                        1,726                         1,726
                                                                                                                       -------------
                                                                                                                            209,934
                                                                                                                       -------------
                          Services
                2,390       2,390    Accenture, Ltd., Class A *                                                 45,410       45,410
       39                      39    Altran Technologies SA                                     1,136                         1,136
       54                      54    Automatic Data Processing, Inc.                            2,352                         2,352
    1,165                   1,165    Centrica plc                                               3,605                         3,605
    1,000                   1,000    Dai Nippon Printing Company, Ltd.                         13,274                        13,274
                5,360       5,360    Deutsche Post AG                                                           68,022       68,022
       39                      39    First Data Corp.                                           1,451                         1,451
        4                       4    Futures System Consulting Corp.                           21,057                        21,057
               14,400      14,400    Hays plc                                                                   33,803       33,803
                2,400       2,400    Imtech NV                                                                  50,368       50,368
               53,550      53,550    Kidde plc                                                                  70,198       70,198
       26                      26    Omnicom Group, Inc.                                        1,191                         1,191
      146                     146    PeopleSoft, Inc. *                                         2,172                         2,172
       95                      95    TPG NV                                                     2,146                         2,146
       72                      72    Vinci SA                                                   4,882                         4,882
      360                     360    WPP Group plc                                              3,040                         3,040
                                                                                                                       -------------
                                                                                                                            324,107
                                                                                                                       -------------
                          Telecommunications
                1,500       1,500    Alcatel SA                                                                 10,429       10,429
               26,500      26,500    Asia Satellite Telecommunications Holdings, Ltd.                           43,827       43,827
                3,160       3,160    BCE, Inc.                                                                  54,831       54,831
               15,790      15,790    Cable & Wireless plc                                                       40,255       40,255
   14,000                  14,000    China Mobile (Hong Kong), Ltd. *                          41,461                        41,461
                    8           8    Nippon Telegraph & Telephone Corp.*                                        32,905       32,905
      371                     371    Nokia Oyj                                                  5,430                         5,430
                4,000       4,000    Nortel Networks Corp. *                                                     5,800        5,800
        6                       6    NTT DoCoMo, Inc.                                          14,767                        14,767
       79                      79    QUALCOMM, Inc. *                                           2,172                         2,172
       99                      99    SBC Communications, Inc.                                   3,020                         3,020
               20,470      20,470    Telecom Corporation of New Zealand, Ltd.                                   49,015       49,015
      474                     474    Telecom Italia SpA                                         3,712                         3,712
                3,980       3,980    Telefonica SA *                                                            33,411       33,411
       67                      67    Verizon Communications, Inc.                               2,690                         2,690
    2,133                   2,133    Vodafone Group plc                                         2,926                         2,926
                                                                                                                       -------------
                                                                                                                            346,651
                                                                                                                       -------------
                          Tobacco
      174                     174    Philip Morris Companies, Inc.                              7,600                         7,600
                                                                                                                       -------------
                          Transportation
                   12          12    East Japan Railway Co.                                                     56,166       56,166
               12,000      12,000    Nippon Express Company, Ltd.                                               63,574       63,574
               30,300      30,300    Stagecoach Group plc                                                       28,982       28,982
                                                                                                                       -------------
                                                                                                                            148,722
                                                                                                                       -------------
                          Travel/Entertainment
       63                      63    Carnival Corp.                                             1,744                         1,744
      790                     790    Rank Group plc                                             3,222                         3,222
                                                                                                                       -------------
                                                                                                                              4,966
                                                                                                                       -------------
                          Utilities
               13,000      13,000    CLP Holdings, Ltd.                                                         51,667       51,667
                1,610       1,610    E.ON AG                                                                    93,811       93,811
                2,700       2,700    Endesa SA                                                                  39,225       39,225
                5,500       5,500    Iberdrola SA                                                               80,119       80,119
      100                     100    Tokyo Electric Power Company, Inc.                         2,057                         2,057
                                                                                                                       -------------
                                                                                                                            266,879
                                                                                                                       -------------
                                                                                                                       -------------
                          Total Common Stocks                                                                             5,958,257
                                                                                                                       -------------

                          Warrant
      990                                990    Vivendi Environnement                            205                            205
                                                                                                                       -------------

                          U.S. Government Sponsored Enterprise
                          Federal National Mortgage Association


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ Templeton Developed Markets Fund


             Pro Forma Combined Schedule of Portfolio Investments *
                            June 30, 2002 (unaudited)

                  USAZ                                                                                    USAZ
    AZOA       Templeton                                                                     AZOA       Templeton
   Global      Developed                                                                    Global      Developed      Combined
Opportunities   Markets    Combined                                                     Opportunities    Markets        Market
    Fund          Fund      Shares             Description                                   Fund          Fund         Value
-------------- --------- ----------- ---   --------------------------------------------- ------------  ------------- ---------------
$ 900,000                          $ 900,000    0.00%, 07/03/02                              899,914                        899,914
                                                                                                                       ------------

                          Investment Company
  253,612                            253,612    Valiant Sweep Account                        253,612                       253,612
                                                                                                                       ------------

                          Total Investments (Cost $6,981,954) (a)                          1,776,458        5,335,530    7,111,988
                          Other assets in excess of liabilities                            4,499,982          715,842    5,215,854
                                                                                         ------------ ---------------- ------------
                          Net Assets                                                     $ 6,276,440       $6,051,402  $12,327,842
                                                                                         ============ ================ ============
 ____________

* Non-income producing security.
ADR - American Depository Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

             Unrealized appreciation                                      $ 533,193
             Unrealized depreciation                                       (403,159)
                                                                   -----------------
             Net unrealized depreciation                                  $ (130,034)
                                                                   =================


                                                                             USAZ
                                                         AZOA             Templeton
                                                        Global            Developed
                                                    Opportunities          Markets              Merged
                                                         Fund                Fund               Funds
                   Country                            Percentage          Percentage          Percentage
                                                   -----------------   -----------------   -----------------

                  United States                               74.5%                1.4%               38.6%
                  Japan                                       14.6%               10.1%               12.4%
                  United Kingdom                               2.5%               21.0%               11.5%
                  France                                       2.4%                8.2%                5.3%
                  Germany                                      0.3%                9.4%                4.8%
                  Netherlands                                  0.5%                7.7%                4.0%
                  Hong Kong                                    2.3%                5.2%                3.7%
                  Finland                                      0.7%                6.7%                3.7%
                  Italy                                        0.6%                4.7%                2.6%
                  Canada                                          -                4.6%                2.3%
                  Switzerland                                  1.1%                3.4%                2.2%
                  Sweden                                          -                4.4%                2.2%
                  Spain                                           -                4.3%                2.1%
                  Australia                                       -                2.6%                1.3%
                  Ireland                                      0.2%                1.9%                1.0%
                  Bermuda                                         -                2.1%                1.0%
                  Norway                                          -                1.0%                0.5%
                  New Zealand                                     -                0.9%                0.4%
                  Singapore                                       -                0.4%                0.2%
                  Republic of Korea                            0.2%                   -                0.1%
                  Taiwan                                       0.1%                   -                0.1%
                                                   -----------------   -----------------   -----------------
                                                             100.0%              100.0%              100.0%

* As of June 30, 2002, all securities held by the AZOZ Global Opportunities Fund would comply with compliance guidelines and investment restrictions of the USAZ Templeton Developed Markets Fund.

 See accompanying notes to the pro forma financial statements.

                                    USAllianz Variable Insurance Products Trust

                                      Notes to Pro Forma Financial Statements
                                                    (Unaudited)

1.       Basis of Combination:

     The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of six investment portfolios offered by the USAllianz Variable Insurance Products Trust (the USAllianz Trust): USAZ Strategic Growth Fund, USAZ Van Kampen Aggressive Growth Fund, AZOA Global Opportunities Fund, USAZ Templeton Developed Markets Fund, AZOA Growth Fund and USAZ Van Kampen Emerging Growth, (collectively, the Funds and individually a "Fund") as if the proposed reorganization occurred as of and for the periods ended June 30, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 2002.

     The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable USAllianz Trust Fund (Predecessor Fund) will become the assets and liabilities of the corresponding USAllianz Trust Fund (Survivor Fund) as follows:

         Predecessor Funds                Survivor Funds
         USAZ Strategic Growth Fund       USAZ Van Kampen Aggressive Growth Fund
         AZOA Global Opportunities Fund   USAZ Templeton Developed Markets Fund
         AZOA Growth Fund                 USAZ Van Kampen Emerging Growth Fund

     In exchange for the transfer of assets and liabilities, the Company will issue to the Predecessor Funds full and fractional shares of the corresponding Survivor Funds, and the Predecessor Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Survivor Funds so issued will be equal in value to the full and fractional shares of the Predecessor Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of Predecessor Funds will attach to the Survivor Funds and may thereafter be enforced against the Survivor Funds to the same extent as if the Survivor Funds had incurred them. The pro forma statements give effect to the proposed transfer described above. USAllianz Advisers, LLC or its affiliates will bear the expenses associated with the reorganizations.


                   USAllianz Variable Insurance Products Trust

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Survivor Funds, of the assets of the Predecessor Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The Survivor Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Survivor Funds of the assets of the Predecessor Funds received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Survivor Funds in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Survivor Funds shares issued, and such costs.

                  USAllianz Variable Insurance Products Trust

                                   (Unaudited)

     For accounting purposes, the Survivor Funds are the surviving portfolios of this Reorganization. The pro forma statements reflect the combined results of operations of the Predecessor Funds and the Survivor Funds. However, should such Reorganization be effected, the statements of operations of the Survivor Funds will not be restated for pre-combination period results of the corresponding Predecessor Funds.

     The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

     The Funds are each separate portfolios of the USAllianz Variable Insurance Products Trust, which is registered as an open-end management company under the Investment Company Act of 1940, as amended.

         Expenses

     USAllianz Advisers, LLC (the Adviser) provides investment advisory and management services for the USAZ Strategic Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Templeton Developed Markets Fund and the USAZ Van Kampen Emerging Growth Fund. Allianz of America, Inc. serves as the investment advisor for the AZOA Global Opportunities Fund and the AZOA Growth Fund. Van Kampen Asset Management, Inc. serves as sub-investment advisor to the USAZ Strategic Growth Fund and the USAZ Van Kampen Emerging Growth Fund. Van Kampen Investment Advisory Corp. serves as sub-investment advisor to the USAZ Van Kampen Aggressive Growth Fund. Templeton Investment Counsel, LLC serves as sub-investment advisor to the USAZ Templeton Developed Markets Fund. BISYS Fund Services Ohio, Inc. ("BISYS") serves as the administrator, transfer agent and mutual fund accountant for USAllianz Trust. BISYS is a subsidiary of The BISYS Group, Inc.

USAllianz Trust:

     The Adviser, for its services, receives a fee, computed daily and paid monthly, based on the respective average daily net assets of each Fund. Each sub-investment advisor provides investment advisory services for their respective Funds subject to the general supervision of the Board of Trustees and the Adviser. For their services, each sub-investment advisor is entitled to a fee, payable by the Adviser. The Adviser has contractually agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. For the year or period ended June 30, 2002, the annual rate of the Adviser and the annual expense limits were as follows:

                                           Annual Rate      Expenses Limit

USAZ Strategic Growth Fund                       0.95%               1.10%
AZOA Global Opportunities Fund                   0.95%               1.50%

                  USAllianz Variable Insurance Products Trust

                                   (Unaudited)

AZOA Growth Fund                                 0.75%               0.90%
USAZ Van Kampen Aggressive Growth Fund           0.90%               1.25%
USAZ Templeton Developed Markets Fund           0.875%               1.25%
USAZ Van Kampen Emerging Growth Fund             0.85%               1.10%

     Under the terms of the administration agreement, BISYSs fees are computed at an annual rate of 0.10% of each Fund's daily average net assets subject to an annual minimum fee of $70,000.

         Pro Forma Adjustments and Pro Forma Combined Columns

     The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the periods ended June 30, 2002. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Survivor Funds based upon the combined net assets of the corresponding Predecessor Funds and the Survivor Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at June 30, 2002.


2.  Portfolio Valuation, Securities Transactions and Related Income:

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting on the behalf of the Board of Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

     The accounting records of the AZOA Global Opportunities and USAZ Templeton Developed Markets Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

                  USAllianz Variable Insurance Products Trust

                                   (Unaudited)

     Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.